                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                        Registration No. 33-85014 and 811-08810.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         ------------------------------

             SUPPLEMENT TO THE POLARIS PROSPECTUS DATED MAY 1, 2002

The following is inserted after the fourth paragraph on the left hand side of page 1 of the Prospectus:

     "This variable annuity provides an optional bonus feature called "Principal Rewards". If you elect this feature, in exchange for bonuses credited to your contract, your surrender charge schedule will be longer and great than if chose not to elect this feature. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal."

The following definition is added to the GLOSSARY on page 3 after the definition of "Non-qualified (contract)":

     "PAYMENT ENHANCEMENT(S) -- The amounts allocated to your contract by us under the Principal Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings."

The following information is added to page 4 of the prospectus directly under the banner HIGHLIGHTS:

     "ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT CHARGES. WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE PRINCIPAL REWARDS PROGRAM. GENERALLY, PRODUCTS WITHOUT THE PRINCIPAL REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS THE SAME CONTRACT WITH THE PRINCIPAL REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOU FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS."

The following is added as the third sentence of the second full paragraph on page 4 in the HIGHLIGHTS:

     "You may also elect to participate in the Principal Rewards feature of this contract that can provide you with Payment Enhancements to invest in you contract. If you elect participation in this feature, your contract will be subject to a longer surrender and higher charge schedule."

The following is added as the third sentence of the paragraph labeled "FREE LOOK" on page 4 of the HIGHLIGHTS:

     "If you elect to participate in the Principal Rewards you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period."

The following replaces the sixth sentence of the paragraph labeled "EXPENSES" on page 4 of the HIGHLIGHTS:

     "After a Purchase Payment has been in the contract for nine complete years if you participate in the Principal Rewards program, withdrawal charges no longer apply to that portion of the Purchase Payment."

The following information is added to the FEE TABLE section on page 5 of the Prospectus under the heading Owner Transaction Expenses:

     "WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

                           YEARS                          1      2      3      4      5      6      7      8      9     10
    With Principal Rewards.............................    9%     9%     8%     7%     6%     5%     4%     3%     2%     0%"

The following table is added following the EXAMPLES section on page 6 of the
Prospectus:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              EXAMPLES -- IF YOU PARTICIPATE IN PRINCIPAL REWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        a) you surrender the contract at the end of the stated time period;
        b) you do not surrender the contract*.

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $114    (a) $155    (a) $188    (a) $273
                                                              (b) $ 24    (b) $ 75    (b) $128    (b) $273
-----------------------------------------------------------------------------------------------------------

                                                                  1           3           5          10
                         PORTFOLIO                              YEAR        YEARS       YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Government & Quality Bond                                     (a) $113    (a) $151    (a) $182    (a) $262
                                                              (b) $ 23    (b) $ 71    (b) $122    (b) $262
-----------------------------------------------------------------------------------------------------------
Growth                                                        (a) $114    (a) $154    (a) $186    (a) $271
                                                              (b) $ 24    (b) $ 74    (b) $126    (b) $271
-----------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $116    (a) $159    (a) $195    (a) $289
                                                              (b) $ 26    (b) $ 79    (b) $135    (b) $289
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $114    (a) $155    (a) $188    (a) $273
                                                              (b) $ 24    (b) $ 75    (b) $128    (b) $273
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $113    (a) $152    (a) $183    (a) $263
                                                              (b) $ 23    (b) $ 72    (b) $123    (b) $263
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $113    (a) $152    (a) $183    (a) $264
                                                              (b) $ 23    (b) $ 72    (b) $123    (b) $264
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $115    (a) $158    (a) $193    (a) $284
                                                              (b) $ 25    (b) $ 78    (b) $133    (b) $284
-----------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $112    (a) $148    (a) $176    (a) $250
                                                              (b) $ 22    (b) $ 68    (b) $116    (b) $250
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $113    (a) $152    (a) $184    (a) $265
                                                              (b) $ 23    (b) $ 72    (b) $124    (b) $265
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $114    (a) $155    (a) $188    (a) $274
                                                              (b) $ 24    (b) $ 75    (b) $128    (b) $274
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $114    (a) $153    (a) $186    (a) $269
                                                              (b) $ 24    (b) $ 73    (b) $126    (b) $269
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $122    (a) $178    (a) $227    (a) $350
                                                              (b) $ 32    (b) $ 98    (b) $167    (b) $350
-----------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $114    (a) $155    (a) $188    (a) $274
                                                              (b) $ 24    (b) $ 75    (b) $128    (b) $274
-----------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $115    (a) $156    (a) $191    (a) $280
                                                              (b) $ 25    (b) $ 76    (b) $131    (b) $280
-----------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $115    (a) $158    (a) $194    (a) $286
                                                              (b) $ 25    (b) $ 78    (b) $134    (b) $286
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $120    (a) $173    (a) $218    (a) $333
                                                              (b) $ 30    (b) $ 93    (b) $158    (b) $333
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $112    (a) $149    (a) $179    (a) $256
                                                              (b) $ 22    (b) $ 69    (b) $119    (b) $256
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $117    (a) $162    (a) $201    (a) $299
                                                              (b) $ 27    (b) $ 82    (b) $141    (b) $299
-----------------------------------------------------------------------------------------------------------
High Yield Bond                                               (a) $114    (a) $153    (a) $186    (a) $269
                                                              (b) $ 24    (b) $ 73    (b) $126    (b) $269
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $119    (a) $169    (a) $212    (a) $322
                                                              (b) $ 29    (b) $ 89    (b) $152    (b) $322
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                 (a) $119    (a) $168    (a) $211    (a) $319
                                                              (b) $ 29    (b) $ 88    (b) $151    (b) $319
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                           (a) $115    (a) $156    (a) $189    (a) $277
                                                              (b) $ 25    (b) $ 76    (b) $129    (b) $277
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap                                                   (a) $115    (a) $157    (a) $191    (a) $281
                                                              (b) $ 25    (b) $ 77    (b) $131    (b) $281
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $114    (a) $154    (a) $187    (a) $271
                                                              (b) $ 24    (b) $ 74    (b) $127    (b) $271
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $115    (a) $157    (a) $191    (a) $281
                                                              (b) $ 25    (b) $ 77    (b) $131    (b) $281
-----------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $116    (a) $160    (a) $196    (a) $291
                                                              (b) $ 26    (b) $ 80    (b) $136    (b) $291
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $113    (a) $152    (a) $183    (a) $264
                                                              (b) $ 23    (b) $ 72    (b) $123    (b) $264
-----------------------------------------------------------------------------------------------------------
Technology                                                    (a) $121    (a) $176    (a) $223    (a) $343
                                                              (b) $ 31    (b) $ 96    (b) $163    (b) $343
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $115    (a) $158    (a) $193    (a) $284
                                                              (b) $ 25    (b) $ 78    (b) $133    (b) $284
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $118    (a) $166    (a) $206    (a) $310
                                                              (b) $ 28    (b) $ 86    (b) $146    (b) $310
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
* First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

The following is added as Note 5 on page 7 under EXPLANATION OF FEE TABLES AND
EXAMPLES:

     "5. Examples reflecting participation in the Principal Rewards program reflect the Principal Rewards surrender charge schedule, and a 2% upfront Payment Enhancement."

The following information is added following the two paragraphs under the heading ALLOCATION OF PURCHASE PAYMENTS in the PURCHASING A POLARIS VARIABLE ANNUITY section on page 8 of the Prospectus:

     "PRINCIPAL REWARDS PROGRAM

     For contracts issued on or after May 1, 2002, if you elect to participate in the Principal Rewards program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES ON PAGE 15. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. SEE EXPENSES ON PAGE 14. You may not elect to participate in this program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.

     Purchase Payments may not be invested in the 6-month or 1-year Dollar Cost Averaging (DCA) fixed accounts if you participate in the Principal Rewards program. However, you may use the 1-year fixed account option as a DCA source account.

     There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Principal Rewards program may not perform as well as the contract without the feature.

     Enhancement Levels

     The Upfront Payment Enhancement Rates, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments, we determine your Enhancement Level by adding your contract value on the date we receive each subsequent Purchase Payment plus the amount of the subsequent Purchase Payment.

     Upfront Payment Enhancement

     An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. The Upfront Payment Enhancement Rate will always be at least 2%. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

     Deferred Payment Enhancement

     A Deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "Deferred Payment Enhancement Date") as a percentage of Purchase Payments received. We refer to this percentage amount as the Deferred Payment Enhancement Rate. We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

     If you withdraw any portion of a Purchase Payment, to which Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, the from Purchase Payments, on a first-in-first-out basis.

     APPENDIX C shows how we calculate any applicable Deferred Payment Enhancement amount.

     We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

        - Your surrender your contract;

        - A death benefit is paid on your contract;

        - You switch to the Income Phase of your contract; or

        - You fully withdraw the corresponding Purchase Payment.

     See your financial advisor for information on the current Enhancement Levels and Deferred Payment Enhancement Rates.

     CURRENT ENHANCEMENT LEVELS

     The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments are as follows:

-------------------------------------------------------------------------------------------------------------
                             UPFRONT PAYMENT          DEFERRED PAYMENT
                               ENHANCEMENT              ENHANCEMENT                 DEFERRED PAYMENT
   ENHANCEMENT LEVEL               RATE                     RATE                    ENHANCEMENT DATE
-------------------------------------------------------------------------------------------------------------
 Under $40,000                      2%                       0%                           N/A
-------------------------------------------------------------------------------------------------------------
 $40,000 - $99,999                  4%                       0%                           N/A
-------------------------------------------------------------------------------------------------------------
                                                                              Nine years from the date we
 $100,000 - $499,999                4%                       1%                       receive each
                                                                                   Purchase Payment.
-------------------------------------------------------------------------------------------------------------
                                                                              Nine years from the date we
 $500,000 - more                    5%                       1%                       receive each
                                                                                   Purchase Payment.
-------------------------------------------------------------------------------------------------------------

     Future Upfront Payment Enhancement Rates may change at any time, but will never be less than 2%. Deferred Payment Enhancement Rates may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The date on which you receive any applicable Deferred Payment Enhancement may change; it may be less than nine years or greater than nine years.

     90 Day Window

     Contracts issued with the Principal Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look-Back Adjustment to your contract on the 90th day following the date of contact issuance. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look-Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look-Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and, if applicable, to the Cash Management Portfolio, for a Deferred Look-Back Adjustment.

     APPENDIX C provides an example of the 90 Day Window Provision.

     The Principal Rewards Program may not be available through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor regarding the availability of this program.

     WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PRINCIPAL REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME."

The following information is added following the EXAMPLE in the PURCHASING A POLARIS VARIABLE ANNUITY section on page 8 of the Prospectus:

     "EXAMPLE (CONTRACTS WITH PRINCIPAL REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. The initial Payment Enhancement is 2% of your Purchase Payment. Therefore, we add an Initial Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract with 2,297.2973 Accumulation Units for the Global Bond Portfolio."

The following information replaces the last sentence of the first paragraph under the heading FREE LOOK in the PURCHASING A POLARIS VARIABLE ANNUITY section on page 8 of the Prospectus:

     "We will refund to you the value of your contract on the day we receive your request or the money you invested less any Free Look Payment Enhancement Deduction."

The following information is added as a new paragraph between the first and second paragraph under the heading FREE LOOK in the PURCHASING A POLARIS VARIABLE ANNUITY section on page 8 of the Prospectus:

     "If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request minus the Free Look Payment Adjustment. The Free Look Payment Adjustment is equal to the less of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocate to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period."

The following information is replaces fourth sentence of the last paragraph under the heading FREE LOOK in the PURCHASING A POLARIS VARIABLE ANNUITY section on page 8 of the Prospectus:

     "If you contract was issued as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract minus the Free Look Payment Adjustment, if applicable."

The following information is added as a new sentence between the second and third sentence of the first paragraph under the heading FIXED ACCOUNT OPTIONS in the INVESTMENT OPTIONS section on page 10 of the Prospectus:

     "The 6-month and 1-year DCA fixed account options are not available to you if you elect to participate in the Principal Rewards Program."

The following information is added as a new sentence between the second and third sentence of the first paragraph under the heading DOLLAR COST AVERAGING in the INVESTMENT OPTIONS section on page 11 of the Prospectus:

     "If you elect to participate in the Principal Rewards Program, the 6-month and 1-year DCA fixed account options are not available under your contract."

The following information is added after the second sentence of the third paragraph in the ACCESS TO YOUR MONEY section on page 12 of the Prospectus:

     "Additionally, if you participate in the Principal Rewards Program, you will not receive your Deferred Payment Enhancement if you fully withdraw a Purchase Payment or contract value prior to the corresponding Deferred Payment Enhancement Date. SEE THE PRINCIPAL REWARDS PROGRAM ABOVE IN THIS SUPPLEMENT."

The following information is added as a new paragraph after the ninth full paragraph in the ACCESS TO YOUR MONEY section on page 12 of the Prospectus:

     "Although we do not assess a withdrawal charge when you take a penalty-free withdrawal, we will proportionately reduce the amount of any corresponding Deferred Payment Enhancement."

The following information is added as a new paragraph after the tenth paragraph in the DEATH BENEFIT section on page 14 of the Prospectus:

     "We will not pay a Deferred Payment Enhancement on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE THE PRINCIPAL REWARDS PROGRAM ABOVE IN THIS SUPPLEMENT."

The following information replaces the second sentence of the second paragraph under the heading WITHDRAWAL CHARGES in the EXPENSES section on page 15 of the
Prospectus:

     "After a Purchase Payment has been in the contract for 7 complete years, or 9 complete years if you elected to participate in the Principal Rewards Program, no withdrawal charge applies."

The following information is added as a new table after the table labeled WITHDRAWAL CHARGE in the EXPENSES section on page 15 of the Prospectus:

     WITHDRAWAL CHARGE WITH THE PRINCIPAL REWARDS PROGRAM

    ---------------------------------------------------------------------------------------------------------------------
          YEAR            1         2         3         4         5         6         7         8         9        10
    ---------------------------------------------------------------------------------------------------------------------
     WITHDRAWAL
     CHARGE              9%        9%        8%        7%        6%        5%        4%        3%        2%        0%
    ---------------------------------------------------------------------------------------------------------------------

The following information is added as a new paragraph after the first paragraph in the INCOME OPTIONS section on page 16 of the Prospectus:

     "If you switch to the Income Phase prior to a Deferred Payment Enhancement Date, we will not allocate corresponding Deferred Payment Enhancement to your contract. SEE PRINCIPAL REWARDS PROGRAM ABOVE IN THIS SUPPLEMENT."

The following information is added following Appendix B on page B-1:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                APPENDIX C -- PRINCIPAL REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Principal Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 -- NO WITHDRAWALS ARE MADE

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 -- WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:
     1. Your contract value on your 5th contract anniversary is $190,000.
     2. You request a withdrawal of $75,000 on your 5th contract anniversary.
     3. No subsequent Purchase Payments have been made.
     4. No prior withdrawals have been taken.
     5. Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal of $75,500 of which $10,5000 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of you $125,000 Purchase Payment is a withdrawal of ..4% of your Purchase Payment.

Therefore, only 91.6%, or $114,500 of your initial Purchase Payment remains in your contract. On you 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transaction occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

-----------------------------------------------------------------------------------------------------------------
                                 UPFRONT PAYMENT          DEFERRED PAYMENT
                                   ENHANCEMENT              ENHANCEMENT                 DEFERRED PAYMENT
     ENHANCEMENT LEVEL                 RATE                     RATE                    ENHANCEMENT DATE
-----------------------------------------------------------------------------------------------------------------
 Under $40,000                          2%                       0%                           N/A
-----------------------------------------------------------------------------------------------------------------
 $40,000 - $99,999                      4%                       0%                           N/A
-----------------------------------------------------------------------------------------------------------------
                                                                                  Nine years from the date we
 $100,000 - $499,999                    4%                       1%                       receive each
                                                                                       Purchase Payment.
-----------------------------------------------------------------------------------------------------------------
                                                                                  Nine years from the date we
 $500,000 - more                        5%                       1%                       receive each
                                                                                       Purchase Payment.
-----------------------------------------------------------------------------------------------------------------

Contracts issued with the Principal Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If you total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Payment Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

1. Current Enhancement Levels, Rates and Dates (beginning May 1, 2002) throughout the first 90 days.

2. No withdrawals in the first 90 days.

3. Initial Purchase Payment of $35,000 on May 1, 2002.

4. Subsequent Purchase Payment of $40,000 on June 15, 2002.

5. Subsequent Purchase Payment of $25,000 on June 30, 2002.

6. Subsequent Purchase Payment of $7,500 on July 12, 2002.

ENHANCEMENT AT THE TIME PAYMENTS ARE RECEIVED

---------------------------------------------------------------------------------------
                                                                          DEFERRED
    DATE OF           PURCHASE        UPFRONT         DEFERRED             PAYMENT
    PURCHASE          PAYMENT         PAYMENT          PAYMENT           ENHANCEMENT
    PAYMENT            AMOUNT       ENHANCEMENT      ENHANCEMENT            DATE
---------------------------------------------------------------------------------------
     May 1, 2002      $35,000           2%               0%                 N/A
---------------------------------------------------------------------------------------
     June 15,         $40,000           4%               0%                 N/A
       2002
---------------------------------------------------------------------------------------
     June 30,         $25,000           4%               1%            June 30, 2011
       2002
---------------------------------------------------------------------------------------
     July 12,         $ 7,500           4%               1%            July 12, 2011
       2002
---------------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENT ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

---------------------------------------------------------------------------------------
                                                                          DEFERRED
    DATE OF           PURCHASE        UPFRONT         DEFERRED             PAYMENT
    PURCHASE          PAYMENT         PAYMENT          PAYMENT           ENHANCEMENT
    PAYMENT            AMOUNT       ENHANCEMENT      ENHANCEMENT            DATE
---------------------------------------------------------------------------------------
     May 1, 2002      $35,000           4%               1%             May 1, 2011
---------------------------------------------------------------------------------------
     June 15,         $40,000           4%               1%            June 15, 2011
       2002
---------------------------------------------------------------------------------------
     June 30,         $25,000           4%               1%            June 30, 2011
       2002
---------------------------------------------------------------------------------------
     July 12,         $ 7,500           4%               1%            July 12, 2011
       2002
---------------------------------------------------------------------------------------

Date: May 1, 2002

                Please keep this Supplement with your Prospectus

                                 [POLARIS LOGO]

                                   PROSPECTUS
                                  MAY 1, 2002

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the                   in connection with
Polaris Variable Annuity.                     FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has 38 investment choices -7 fixed account
To learn more about the annuity               options and 31 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and dollar cost averaging fixed accounts for
Additional Information ("SAI") dated          6-month and 1-year periods. The 31 Variable Portfolios are
May 1, 2002. The SAI has been filed           part of the Anchor Series Trust ("AST") or the SunAmerica
with the Securities and Exchange              Series Trust ("SST").
Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
the SAI appears on page 21 of this                 - Alliance Growth Portfolio                         SST
prospectus. For a free copy of the                 - Global Equities Portfolio                         SST
SAI, call us at (800) 99NY-SUN or                  - Growth-Income Portfolio                           SST
write to us at our Annuity Service              MANAGED BY DAVIS ADVISERS
Center, P.O. Box 54299, Los Angeles,               - Davis Venture Value Portfolio                     SST
California 90054-0299.                             - Real Estate Portfolio                             SST
                                                MANAGED BY FEDERATED INVESTORS L.P.
In addition, the SEC maintains a                   - Federated Value Portfolio                         SST
website (http://www.sec.gov) that                  - Telecom Utility Portfolio                         SST
contains the SAI, materials                     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
incorporated by reference and other                - Goldman Sachs Research Portfolio                  SST
information filed electronically with           MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
the SEC by First SunAmerica.                       - MFS Growth & Income Portfolio                     SST
                                                   - MFS Mid Cap Growth Portfolio                      SST
ANNUITIES INVOLVE RISKS, INCLUDING              MANAGED BY VAN KAMPEN
POSSIBLE LOSS OF PRINCIPAL, AND ARE                - International Diversified Equities Portfolio      SST
NOT A DEPOSIT OR OBLIGATION OF, OR                 - Technology Portfolio                              SST
GUARANTEED OR ENDORSED BY, ANY BANK.            MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
THEY ARE NOT FEDERALLY INSURED BY THE              - Emerging Markets Portfolio                        SST
FEDERAL DEPOSIT INSURANCE                          - International Growth & Income Portfolio           SST
CORPORATION, THE FEDERAL RESERVE                   - Putnam Growth Portfolio                           SST
BOARD OR ANY OTHER AGENCY.                      MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - Aggressive Growth Portfolio                       SST
                                                   - Blue Chip Growth Portfolio                        SST
                                                   - "Dogs" of Wall Street Portfolio                   SST
                                                   - Growth Opportunities Portfolio                    SST
                                                MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                   - Capital Appreciation Portfolio                    AST
                                                   - Growth Portfolio                                  AST
                                                   - Natural Resources Portfolio                       AST
                                              BALANCED:
                                                MANAGED BY WM ADVISORS, INC.
                                                   - Asset Allocation Portfolio                        SST
                                                MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                   - MFS Total Return Portfolio                        SST
                                                MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - SunAmerica Balanced Portfolio                     SST
                                              BONDS:
                                                MANAGED BY FEDERATED INVESTORS L.P.
                                                   - Corporate Bond Portfolio                          SST
                                                MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                   - Global Bond Portfolio                             SST
                                                MANAGED BY VAN KAMPEN
                                                   - Worldwide High Income Portfolio                   SST
                                                MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - High-Yield Bond Portfolio                         SST
                                                MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                   - Government & Quality Portfolio                    AST
                                              CASH:
                                                MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                   - Cash Management Portfolio                         SST

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

First SunAmerica's Annual Report on Form 10-K for the year ended December 31, 2001.

All documents or reports filed by First SunAmerica under Section 13(a), 18(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897.

First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:

       First SunAmerica Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 99NY-SUN

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided First SunAmerica's officers, directors and controlling persons, the SEC has advised First SunAmerica that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel, this issue has been determined by controlling precedent, First SunAmerica need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Annual Separate Account Expenses......................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS VARIABLE ANNUITY................................     7
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     8
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
       Exchange Offers.......................................     9
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
           Anchor Series Trust...............................     9
           SunAmerica Series Trust...........................     9
       Fixed Account Options.................................     9
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Market Timing.........................................    11
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing..........................    11
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
 EXPENSES....................................................    14
       Insurance Charges.....................................    14
       Withdrawal Charges....................................    15
       Investment Charges....................................    15
       Contract Maintenance Fee..............................    15
       Transfer Fee..........................................    15
       Income Taxes..........................................    15
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    15
 INCOME OPTIONS..............................................    16
       Annuity Date..........................................    16
       Income Options........................................    16
       Fixed or Variable Income Payments.....................    16
       Income Payments.......................................    16
       Transfers During the Income Phase.....................    17
       Deferment of Payments.................................    17
 TAXES.......................................................    17
       Annuity Contracts in General..........................    17
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    17
       Tax Treatment of Distributions -
           Qualified Contracts...............................    17
       Minimum Distributions.................................    18
       Tax Treatment of Death Benefits.......................    18
       Contracts Owned by A Trust or Corporation.............    19
       Gifts, Pledges and/or Assignments of a Non-Qualified
       Contract..............................................    19
       Diversification.......................................    19
 PERFORMANCE.................................................    19
 OTHER INFORMATION...........................................    20
       First SunAmerica......................................    20
       The Separate Account..................................    20
       The General Account...................................    20
       Distribution of the Contract..........................    20
       Administration........................................    20
       Legal Proceedings.....................................    20
       Ownership.............................................    20
       Custodian.............................................    21
       Independent Accountants...............................    21
       Registration Statement................................    21
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...............................................    21
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PRINCIPAL REWARDS PROGRAM EXAMPLES............   B-1
 APPENDIX C -- MARKET VALUE ADJUSTMENT ("MVA")...............   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.



 ACCUMULATION PHASE - The period during which you invest money in your contract.



 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.



 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.



 ANNUITY DATE - The date on which income payments are to begin, as selected by you.



 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.



 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.



 COMPANY - Anchor National Life Insurance Company, We, Us, the insurer which issues this contract.



 INCOME PHASE - The period during which we make income payments to you.



 IRS - The Internal Revenue Service.



 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").



 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.



 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.



 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust.

ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

The Polaris Variable Annuity is a contract between you and First SunAmerica National Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 99NY-SUN.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS                        1     2     3     4     5     6     7     8     9    10
-----                       ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
Without Principal Rewards     7%    6%    5%    4%    3%    2%    1%    0%    0%    0%
TRANSFER FEE                                        No charge for first 15 transfers
                                                    each contract year; thereafter,
                                                        fee is $25 per transfer

CONTRACT MAINTENANCE FEE*                                 $30
 *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)

  Mortality and Expense Risk Charge                         1.37%
  Distribution Expense Charge                               0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.52%
                                                            =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Gov't & Quality Bond                                             0.58%           0.06%            0.64%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.67%           0.05%            0.72%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.15%            0.90%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED JANUARY
                                   31, 2002)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.68%           0.07%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.05%            0.65%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.07%            0.66%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                              0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%           0.04%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.05%            0.76%
-----------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%           0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%           0.28%            1.53%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.69%           0.07%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%           0.13%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.15%            0.87%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                        1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                          0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.05%            0.58%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.23%            1.23%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.25%            1.20%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.08%            0.78%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                                 0.66%           0.07%            0.73%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.77%           0.05%            0.82%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.12%            0.92%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Technology                                                       1.20%           0.25%            1.45%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2)                                               0.75%           0.10%            0.85%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income(2)                                         1.00%           0.11%            1.11%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.16%; Goldman Sachs Research 1.49%; and Growth Opportunities 1.19%.
   (2) Gross of custody credits of 0.01%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
          (a) you surrender the contract at the end of the stated time period;
          (b) you do not surrender the contract*.

                         PORTFOLIO                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                              (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                       (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Growth                                                            (a) $ 93      (a) $122      (a) $154      (a) $265
                                                                  (b) $ 23      (b) $ 72      (b) $124      (b) $265
--------------------------------------------------------------------------------------------------------------------
Natural Resources                                                 (a) $ 95      (a) $128      (a) $163      (a) $283
                                                                  (b) $ 25      (b) $ 78      (b) $133      (b) $283
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                   (a) $ 93      (a) $120      (a) $150      (a) $258
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $258
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                  (a) $ 93      (a) $120      (a) $151      (a) $259
                                                                  (b) $ 23      (b) $ 70      (b) $121      (b) $259
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                                  (a) $ 95      (a) $126      (a) $160      (a) $278
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $278
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                   (a) $ 91      (a) $116      (a) $144      (a) $245
                                                                  (b) $ 21      (b) $ 66      (b) $114      (b) $245
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                    (a) $ 93      (a) $121      (a) $151      (a) $260
                                                                  (b) $ 23      (b) $ 71      (b) $121      (b) $260
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                               (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $73       (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                             (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                  (a) $102      (a) $146      (a) $194      (a) $343
                                                                  (b) $ 32      (b) $ 96      (b) $164      (b) $343
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                   (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $ 73      (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                       (a) $ 94      (a) $125      (a) $158      (a) $274
                                                                  (b) $ 24      (b) $ 75      (b) $128      (b) $274
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                   (a) $ 95      (a) $127      (a) $161      (a) $280
                                                                  (b) $ 25      (b) $ 77      (b) $131      (b) $280
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                            (a) $100      (a) $141      (a) $185      (a) $327
                                                                  (b) $ 30      (b) $ 91      (b) $155      (b) $327
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                     (a) $ 92      (a) $118      (a) $147      (a) $251
                                                                  (b) $ 22      (b) $ 68      (b) $117      (b) $251
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                              (a) $ 96      (a) $131      (a) $168      (a) $293
                                                                  (b) $ 26      (b) $ 81      (b) $138      (b) $293
--------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                   (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                                (a) $ 99      (a) $138      (a) $179      (a) $315
                                                                  (b) $ 29      (b) $ 88      (b) $149      (b) $315
--------------------------------------------------------------------------------------------------------------------
International Growth and Income                                   (a) $ 98      (a) $137      (a) $178      (a) $312
                                                                  (b) $ 28      (b) $ 87      (b) $148      (b) $312
--------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                             (a) $ 94      (a) $124      (a) $157      (a) $271
                                                                  (b) $ 24      (b) $ 74      (b) $127      (b) $271
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                                (a) $ 94      (a) $125      (a) $159      (a) $275
                                                                  (b) $ 24      (b) $ 75      (b) $129      (b) $275
--------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                  (a) $ 94      (a) $123      (a) $154      (a) $266
                                                                  (b) $ 24      (b) $ 73      (b) $124      (b) $266
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                     (a) $ 94      (a) $125      (a) $159      (a) $275
                                                                  (b) $ 24      (b) $ 75      (b) $129      (b) $275
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                       (a) $ 95      (a) $128      (a) $164      (a) $285
                                                                  (b) $ 25      (b) $ 78      (b) $134      (b) $285
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                               (a) $ 93      (a) $120      (a) $151      (a) $259
                                                                  (b) $ 23      (b) $ 70      (b) $121      (b) $259
--------------------------------------------------------------------------------------------------------------------
Technology                                                        (a) $101      (a) $144      (a) $190      (a) $336
                                                                  (b) $ 31      (b) $ 94      (b) $160      (b) $336
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                   (a) $ 95      (a) $126      (a) $160      (a) $278
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $278
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                             (a) $ 97      (a) $134      (a) $173      (a) $304
                                                                  (b) $ 27      (b) $ 84      (b) $143      (b) $304
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         * First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. In addition to the stated assumptions, the Examples assume that no transfer fees were imposed. In calculating the Examples, we convert the contract maintenance fee of $30 to a percentage using an assumed contract value of $40,000.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below established maximum allowed by an applicable state expense limitations or the following percentages of Variable Portfolio's average net assets: Blue Chip Growth 0.85%, Goldman Sachs Research 1.35%, and Growth Opportunities 1.00%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. In addition to the stated assumptions, the Examples also assume an Insurance Charges of 1.52% and that no transfer fees were imposed.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.

This annuity designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that Purchase Payment has not been invested in this contract offer at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

First SunAmerica Life Insurance Company (First SunAmerica, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, 4th Floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 17.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. Subsequent Purchase Payments which would cause total Purchase Payments in all contracts issued by First SunAmerica to exceed this limit are also subject to prior company approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 85.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 9.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you; or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. (SEE BELOW). The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.5223 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request.

Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or
(2) the value of your
contract. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS ADVISERS
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid Cap Growth Portfolio                                         SST
  MANAGED BY VAN KAMPEN
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Asset Allocation Portfolio                                           SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                        SST

BONDS:
  MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
  MANAGED BY WM ADVISORS, INC.
      - Global Bond Portfolio                                                SST
  MANAGED BY VAN KAMPEN
      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Portfolio                                       AST

CASH:
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. First SunAmerica will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. If you do not elect to participate in the Principal Rewards

Program, you also have the option of allocating your money to the 6-month dollar cost averaging ("DCA") fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging program. Please see the SECTION ON DOLLAR COST AVERAGING ON PAGE 11 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 11 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 1, 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

First SunAmerica does not assess at MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges;
     - To pay a death benefit; and
     - If annuitization occurs on the latest Annuity Date.

The 1-year fixed account option does not impose a negative MVA. This fixed account is not registered under the Securities Act of 1933 and is not subject to the provisions of the Investment Company Act of 1940.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing, by telephone or over the internet subject to our rules. We currently allow 15 free transfers per contract per year. We charge $25 for each additional transfer in any contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests over the telephone or internet unless you tell us not to on your contract application. When receiving instructions over the telephone or internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures for internet transactions, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

MARKET TIMING

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 16.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Fixed Account options are not available as target accounts for Dollar Cost Averaging. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate the DCA program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios monthly, over the selected 6-month or 1-year period. Quarterly transfers are not available when you use the 6-month or 1-year DCA fixed account as your source account. You cannot change the option once selected.

If allocated to the 6-month or the 1-year DCA fixed accounts, we transfer your money monthly, over a maximum of 6 or 12 monthly transfers, respectively. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of 5 months, so that each payment complies with the $100 per transfer minimum.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or
     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 16.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and any applicable MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct a contract maintenance fee. SEE EXPENSES ON PAGE 14.

Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Principal Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE
14. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial advisor.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable due if your free withdrawal(s) had not been free.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 17.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

For contracts issued prior to April 28, 1997 the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or
     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     3. After your seventh contract anniversary, the greater of:
        (a) the value of your contract on the day before your last contract anniversary, plus any Purchase Payments and less any withdrawals

(and any fees or charges applicable to such withdrawals), since that anniversary; or
        (b) the death benefit on the day before your last contract anniversary, less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997 and before October 24, 2001, the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or
     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     3. the maximum of the anniversary values prior to your 81st birthday. The anniversary value of your contract is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since the anniversary.

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The death benefit is the greatest of:

     - the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     - total Purchase Payments reduced for any withdrawals (and fees and charges applicable to those withdrawals) in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     - the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this death benefit if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 16.

If you are 90 or older at time of death and a death benefit is payable, your beneficiary will receive the contract value at death and will not benefit from the maximum anniversary value option.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

The death benefit will be calculated and paid out when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.
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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

INSURANCE CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 12. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE

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          YEAR             1    2    3    4    5    6    7    8
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
   WITHDRAWAL CHARGE      7%   6%   5%   4%   3%   2%   1%   0%
----------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 17.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, which are attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE INVESTMENT OPTIONS ON PAGE 9.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

First SunAmerica may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 17.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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FIRST SUNAMERICA

First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.

First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. comprising six wholly-owned broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

First SunAmerica originally established a separate account, FS Variable Separate Account ("separate account"), under New York law on September 9, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Assets in the Separate Account are not guaranteed by First SunAmerica.

First SunAmerica owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of First SunAmerica. Assets in the separate account are not guaranteed by First SunAmerica.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending proceedings affecting the Separate Account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. First SunAmerica pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited financial statements of First SunAmerica Life Insurance Company, at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999 are incorporated by reference in this prospectus. Financial statements of FS Variable Separate Account (Portion Relating to the Polaris Variable Annuity) at December 31, 2001, and for the years ended December 31, 2001 and 2000, are also incorporated by reference in this prospectus. The financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

Separate Account..............................    3
General Account...............................    4
Performance Data..............................    4
Income Payments...............................    9
Annuity Unit Values...........................   10
Taxes.........................................   13
Distribution of Contracts.....................   18
Financial Statements..........................   18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
     VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date - 4/6/95)
  Beginning AUV...............    $ 11.35        $ 14.19      $   17.63     $   21.26     $   23.72    $    36.39    $     43.17
  Ending AUV..................    $ 14.19        $ 17.63      $   21.26     $   23.72     $   36.39    $    43.17    $     39.34
  Ending Number of AUs........     52,583        242,433        510,291       804,058       979,651     1,008,089      1,176,265

--------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 5/3/95)
  Beginning AUV...............    $ 10.55        $ 11.51      $   11.94     $   12.65     $   13.66    $    13.37    $     13.28
  Ending AUV..................    $ 11.51        $ 11.94      $   12.65     $   13.66     $   13.37         13.28          14.56
  Ending Number of AUs........     37,576        127,538        190,449       626,578       817,993       844,907        933,714

--------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -
  4/6/95)
  Beginning AUV...............    $ 11.02         $12.95      $   16.32     $   20.31     $   24.41    $    29.74    $     32.61
  Ending AUV..................    $ 12.95        $ 16.32      $   20.31     $   24.41     $   29.74         32.61          31.78
  Ending Number of AUs........     15,156        104,264        196,539       387,194       543,129       544,578        694,93?

--------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception
  Date - 5/30/95)
  Beginning AUV...............    $ 10.17        $ 10.78      $   12.13     $   11.14     $    9.30    $    11.40    $     12.50
  Ending AUV..................    $ 10.78        $ 12.13      $   11.14     $    9.30     $   11.40    $    12.50    $     14.71
  Ending Number of AUs........      5,306         62,002        112,509       110,305       145,614       149,945        161,958

--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date - 6/3/96)
  Beginning AUV...............         --        $ 10.00      $   10.29     $   11.51     $   11.86    $    19.02    $     24.30
  Ending AUV..................         --        $ 10.29      $   11.51     $   11.86     $   19.02    $    24.30    $     20.28
  Ending Number of AUs........         --        160,390        478,003       596,478       805,328       867,740      1,181,778

--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date - 4/6/95)
  Beginning AUV...............    $ 11.52        $ 15.44      $   19.46     $   24.51     $   32.81    $    44.31    $     48.56
  Ending AUV..................    $ 15.44        $ 19.46      $   24.51     $   32.81     $   44.31    $    48.56    $     38.51
  Ending Number of AUs........     52,943        322,225        679,444     1,175,581     1,901,945     2,004,501      2,241,73?

--------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date - 4/24/95)
  Beginning AUV...............    $ 11.29        $ 12.64      $   14.97     $   17.98     $   18.22    $    19.10    $     19.81
  Ending AUV..................    $ 12.64        $ 14.97      $   17.98     $   18.22     $   19.10    $    19.81    $     19.45
  Ending Number of AUs........     60,824        264,208        581,922     1,018,350     1,041,762     1,050,186        943,919

--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception
  Date - 1/4/01)
  Beginning AUV...............         --             --             --            --            --            --             --
  Ending AUV..................         --             --             --            --            --            --             --
  Ending Number of AUs........         --             --             --            --            --            --             --

--------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date - 4/27/95)
  Beginning AUV...............    $ 10.44        $ 10.67      $   11.04     $   11.43     $   11.83    $    12.20    $     12.25
  Ending AUV..................    $ 10.67        $ 11.04      $   11.43     $   11.83     $   12.20    $    12.25    $     12.79
  Ending Number of AUs........     59,731         52,729        231,674       612,898     1,003,095     1,022,344        845,056

--------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date
  - 4/12/95)
  Beginning AUV...............    $ 10.21        $ 11.10      $   11.65     $   12.54     $   13.15    $    12.78    $     12.76
  Ending AUV..................    $ 11.10        $ 11.65      $   12.54     $   13.15     $   12.78    $    12.76    $     13.19
  Ending Number of AUs........      5,375         48,161        120,997       333,510       443,122       451,341        533,404

--------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - 10/19/99)
  Beginning AUV...............         --             --             --            --            --    $     9.12    $      8.99
  Ending AUV..................         --             --             --            --     $    9.12    $     8.99    $      9.12
  Ending Number of AUs........         --             --             --            --         7,956        23,471         73,876

--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date - 6/12/97)
  Beginning AUV...............         --             --      $   10.00     $    7.97     $    6.14    $     8.99    $     10.77
  Ending AUV..................         --             --      $    7.97     $    6.14     $    8.99    $    10.77    $      6.75
  Ending Number of AUs........         --             --         85,313       180,636       324,647       346,205        619,415

--------------------------------------------------------------------------------------------------------------------------------

AUV - Accumulation Unit Value
AU - Accumulation Units

                                FISCAL YEAR
     VARIABLE PORTFOLIOS         12/31/01
------------------------------  -----------
------------------------------  -----------
Capital Appreciation
  (Inception Date - 4/6/95)
  Beginning AUV...............  $    39.336
  Ending AUV..................  $    33.864
  Ending Number of AUs........    1,090,165
-------------------------------------------------------
Government and Quality Bond
  (Inception Date - 5/3/95)
  Beginning AUV...............  $    14.557
  Ending AUV..................  $    15.330
  Ending Number of AUs........    1,450,903
-------------------------------------------------------------------
Growth (Inception Date -
  4/6/95)
  Beginning AUV...............  $    31.785
  Ending AUV..................  $    27.208
  Ending Number of AUs........      667,604
-------------------------------------------------------------------------------
Natural Resources (Inception
  Date - 5/30/95)
  Beginning AUV...............  $    14.706
  Ending AUV..................  $    14.327
  Ending Number of AUs........      168,114
-------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date - 6/3/96)
  Beginning AUV...............  $    20.283
  Ending AUV..................  $    13.648
  Ending Number of AUs........      947,783
-------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date - 4/6/95)
  Beginning AUV...............  $    38.509
  Ending AUV..................  $    32.621
  Ending Number of AUs........    2,083,516
-------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date - 4/24/95)
  Beginning AUV...............  $    19.448
  Ending AUV..................  $    18.614
  Ending Number of AUs........      908,702
-------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception
  Date - 1/4/01)
  Beginning AUV...............  $     8.629
  Ending AUV..................  $     6.692
  Ending Number of AUs........       71,516
--------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date - 4/27/95)
  Beginning AUV...............  $    12.793
  Ending AUV..................  $    13.062
  Ending Number of AUs........    1,624,211
--------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date
  - 4/12/95)
  Beginning AUV...............  $    13.190
  Ending AUV..................  $    13.972
  Ending Number of AUs........      678,806
--------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - 10/19/99)
  Beginning AUV...............  $     9.122
  Ending AUV..................  $     9.692
  Ending Number of AUs........       13,220
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date - 6/12/97)
  Beginning AUV...............  $     6.755
  Ending AUV..................  $     6.539
  Ending Number of AUs........      604,720
--------------------------------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units

                                INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
     VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Federated Value (Inception
 Date - 6/3/96)
 Beginning AUV................         --        $ 10.00      $   11.00     $   13.62     $   15.86    $    16.43    $     16.89
 Ending AUV...................         --        $ 11.00      $   13.62     $   15.86     $   16.43         16.89          17.03
 Ending Number of AUs.........         --         69,098        218,504       450,138       555,385       562,638        569,507

--------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
 5/2/95)
 Beginning AUV................    $ 10.37        $ 11.20      $   12.25     $   13.08     $   14.40    $    14.11    $     14.09
 Ending AUV...................    $ 11.20        $ 12.25      $   13.08     $   14.40     $   14.11    $    14.09    $     15.16
 Ending Number of AUs.........     12,162         52,993        148,602       257,259       331,825       341,155        303,023

--------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception
 Date - 5/22/95)
 Beginning AUV................    $ 11.99        $ 13.01      $   15.15     $   16.90     $   19.21    $    24.20    $     26.57
 Ending AUV...................    $ 13.01        $ 15.15      $   16.90     $   19.21     $   24.20    $    26.57    $     21.65
 Ending Number of AUs.........     26,604        117,488        310,271       416,656       461,621       484,217        695,920

--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research
 (Inception Date - 1/9/01)
 Beginning AUV................         --             --             --            --            --            --             --
 Ending AUV...................         --             --             --            --            --            --             --
 Ending Number of AUs.........         --             --             --            --            --            --             --

--------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
 - 4/12/95)
 Beginning AUV................    $ 11.15        $ 13.32      $   16.70     $   21.41     $   25.71    $    33.11    $     35.91
 Ending AUV...................    $ 13.32        $ 16.70      $   21.41     $   25.71     $   33.11    $    35.91    $     32.42
 Ending Number of AUs.........     45,266        259,344        614,307     1,032,483     1,679,055     1,734,522      1,935,691

--------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities
 (Inception Date - 2/7/01)
 Beginning AUV................         --             --             --            --            --            --             --
 Ending AUV...................         --             --             --            --            --            --             --
 Ending Number of AUs.........         --             --             --            --            --            --             --

--------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception
 Date - 5/8/95)
 Beginning AUV................    $ 11.18        $ 11.48      $   12.99     $   14.66     $   14.25    $    14.71    $     14.87
 Ending AUV...................    $ 11.48        $ 12.99      $   14.66     $   14.25     $   14.71    $    14.87    $     13.28
 Ending Number of AUs.........     40,706        220,725        547,787     1,089,050     1,006,610     1,172,818      1,049,023

--------------------------------------------------------------------------------------------------------------------------------
International Diversified
 Equities (Inception Date -
 4/12/95)
 Beginning AUV................    $  9.45        $ 10.07      $   11.39     $   11.62     $   13.53    $    15.49    $     16.92
 Ending AUV...................    $ 10.07        $ 11.39      $   11.62     $   13.53     $   15.49    $    16.92    $     13.61
 Ending Number of AUs.........     58,058        355,952        753,010       904,048       921,115       905,352        913,536

--------------------------------------------------------------------------------------------------------------------------------
International Growth and
 Income (Inception Date -
 6/9/97)
 Beginning AUV................         --             --      $   10.00     $   10.33     $   11.16    $    13.40    $     14.07
 Ending AUV...................         --             --      $   10.33     $   11.16     $   13.40    $    14.07    $     14.02
 Ending Number of AUs.........         --             --         86,248       309,301       475,183       512,671        698,555

--------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income
 (Inception Date - 4/6/95)
 Beginning AUV................    $ 10.61        $ 12.81      $   14.94     $   17.63     $   20.46    $    22.55    $     23.67
 Ending AUV...................    $ 12.81        $ 14.94      $   17.63     $   20.46     $   22.55    $    23.67    $     23.22
 Ending Number of AUs.........     22,973         94,650        154,635       191,762       430,432       445,395        502,203

--------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
 Date - 10/19/99)
 Beginning AUV................         --             --             --            --            --    $    14.23    $     16.31
 Ending AUV...................         --             --             --            --     $   14.23    $    16.31    $     17.61
 Ending Number of AUs.........         --             --             --            --        65,176        88,761        444,486

--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception
 Date - 5/8/95)
 Beginning AUV................    $ 10.90        $ 12.33      $   13.82     $   15.45     $   17.28    $    18.50    $     18.60
 Ending AUV...................    $ 12.33        $ 13.82      $   15.45     $   17.28     $   18.50    $    18.60    $     21.43
 Ending Number of AUs.........     41,654        157,110        230,784       277,940       464,535       490,051        508,441

--------------------------------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units

                                FISCAL YEAR
     VARIABLE PORTFOLIOS         12/31/01
------------------------------  -----------
------------------------------  -----------
Federated Value (Inception
 Date - 6/3/96)
 Beginning AUV................  $    17.029
 Ending AUV...................  $    16.381
 Ending Number of AUs.........      892,376
--------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
 5/2/95)
 Beginning AUV................  $    15.158
 Ending AUV...................  $    15.678
 Ending Number of AUs.........      298,386
--------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception
 Date - 5/22/95)
 Beginning AUV................  $    21.653
 Ending AUV...................  $    17.472
 Ending Number of AUs.........      627,495
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research
 (Inception Date - 1/9/01)
 Beginning AUV................  $     9.332
 Ending AUV...................  $     7.173
 Ending Number of AUs.........       39,318
--------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
 - 4/12/95)
 Beginning AUV................  $    32.417
 Ending AUV...................  $    26.847
 Ending Number of AUs.........    1,840,665
--------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities
 (Inception Date - 2/7/01)
 Beginning AUV................  $     8.515
 Ending AUV...................  $     5.807
 Ending Number of AUs.........       93,154
--------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception
 Date - 5/8/95)
 Beginning AUV................  $    13.278
 Ending AUV...................  $    12.511
 Ending Number of AUs.........      792,749
--------------------------------------------------------------------------------------------------------------------------------
International Diversified
 Equities (Inception Date -
 4/12/95)
 Beginning AUV................  $    13.614
 Ending AUV...................  $    10.196
 Ending Number of AUs.........      849,549
--------------------------------------------------------------------------------------------------------------------------------
International Growth and
 Income (Inception Date -
 6/9/97)
 Beginning AUV................  $    14.023
 Ending AUV...................  $    10.743
 Ending Number of AUs.........      726,543
--------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income
 (Inception Date - 4/6/95)
 Beginning AUV................  $    23.224
 Ending AUV...................  $    19.203
 Ending Number of AUs.........      553,233
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
 Date - 10/19/99)
 Beginning AUV................  $    17.607
 Ending AUV...................  $    13.420
 Ending Number of AUs.........      588,354
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception
 Date - 5/8/95)
 Beginning AUV................  $    21.433
 Ending AUV...................  $    21.225
 Ending Number of AUs.........      742,776
--------------------------------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units

                       INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
 VARIABLE PORTFOLIOS     11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth
  (Inception Date -
  4/6/95)
  Beginning AUV......    $ 10.36        $ 12.60      $   14.88     $   18.47     $   22.29    $    28.36    $     31.67
  Ending AUV.........    $ 12.60        $ 14.88      $   18.47     $   22.29     $   28.36    $    31.67    $     25.56
  Ending Number of
    AUs..............     31,960        114,619        231,883       473,526       828,070       870,842        997,394

-----------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date -
  6/2/97)
  Beginning AUV......         --             --      $   10.00     $   11.44     $    9.80    $     8.50    $      8.91
  Ending AUV.........         --             --      $   11.44     $    9.80     $    8.50    $     8.91    $     10.86
  Ending Number of
    AUs..............         --             --         56,379       132,769       140,396       146,237        227,262

-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date -
  6/3/96)
  Beginning AUV......         --        $ 10.00      $   11.04     $   13.22     $   15.60    $    18.23    $     19.69
  Ending AUV.........         --        $ 11.04      $   13.22     $   15.60     $   18.23    $    19.69    $     17.56
  Ending Number of
    AUs..............         --         72,909        240,556       467,727     1,003,514     1,067,349      1,236,604

-----------------------------------------------------------------------------------------------------------------------
Technology (Inception
  Date - 1/19/01)
  Beginning AUV......         --             --             --            --            --            --             --
  Ending AUV.........         --             --             --            --            --            --             --
  Ending Number of
    AUs..............         --             --             --            --            --            --             --

-----------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date -
  6/3/96)
  Beginning AUV......         --        $ 10.00      $   10.67     $   12.74     $   14.56    $    15.16    $     15.11
  Ending AUV.........         --        $ 10.67      $   12.74     $   14.56     $   15.16    $    15.11    $     13.54
  Ending Number of
    AUs..............         --         20,721         59,907       250,048       308,375       382,240        386,004

-----------------------------------------------------------------------------------------------------------------------
Venture Value
  (Inception Date -
  4/6/95)
  Beginning AUV......    $ 10.84        $ 13.29      $   16.68     $   21.30     $   23.36    $    26.57    $     27.88
  Ending AUV.........    $ 13.29        $ 16.68      $   21.30     $   23.36     $   26.57    $    27.88    $     30.05
  Ending Number of
    AUs..............    113,664        605,579      1,424,342     2,149,519     2,363,904     2,370,974      2,436,491

-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date -
  5/2/95)
  Beginning AUV......    $ 10.16        $ 11.36      $   14.20     $   15.98     $   13.57    $    15.23    $     15.70
  Ending AUV.........    $ 11.36        $ 14.20      $   15.98     $   13.57     $   15.23    $    15.70    $     15.00
  Ending Number of
    AUs..............     21,556        124,728        399,865       466,233       478,116       472,561        417,746

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR
 VARIABLE PORTFOLIOS    12/31/01
---------------------  -----------
---------------------  -----------
Putnam Growth
  (Inception Date -
  4/6/95)
  Beginning AUV......  $    25.556
  Ending AUV.........  $    19.097
  Ending Number of
    AUs..............      883,836
-----------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date -
  6/2/97)
  Beginning AUV......  $    10.856
  Ending AUV.........  $    11.339
  Ending Number of
    AUs..............      251,509
-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date -
  6/3/96)
  Beginning AUV......  $    17.560
  Ending AUV.........  $    15.021
  Ending Number of
    AUs..............    1,184,966
-----------------------------------------------------------------------------------------------------------------------
Technology (Inception
  Date - 1/19/01)
  Beginning AUV......  $     7.101
  Ending AUV.........  $     3.452
  Ending Number of
    AUs..............       97,649
-----------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date -
  6/3/96)
  Beginning AUV......  $    13.538
  Ending AUV.........  $    11.504
  Ending Number of
    AUs..............      385,837
-----------------------------------------------------------------------------------------------------------------------
Venture Value
  (Inception Date -
  4/6/95)
  Beginning AUV......  $    30.052
  Ending AUV.........  $    26.245
  Ending Number of
    AUs..............    2,548,423
-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date -
  5/2/95)
  Beginning AUV......  $    15.005
  Ending AUV.........  $    14.299
  Ending Number of
    AUs..............      372,116
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

             AUV - Accumulation Unit Value
             AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                          [(1+I/(1+J+0.025)](N/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

The MVA factor is = [(1+I/(1+J+0.0025)](N/12) - 1
                  = [(1.05)/(1.04+0.0025)](18/12) - 1
                  = (1.007194)(1.5) - 1
                  = 1.010811 - 1
                  = + 0.010811

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.010811) = +$43.24

$43.24 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I)/(1+J+0.0025)](N/12) - 1
                  = [(1.05)/(1.06+0.0025)](18/12) - 1
                  = (0.988235)(1.5) - 1
                  = 0.982405 - 1
                  = - 0.017595

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.017595) = -$70.38

$70.38 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)




        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:                                  Signed:

       ------------------------------           ------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

--------------------------------------------------------------------------------

                                 [POLARIS LOGO]

                                   PROSPECTUS
                                  MAY 1, 2002

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the                   in connection with
Polaris Variable Annuity.                     FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has 38 investment choices -7 fixed account
To learn more about the annuity               options and 31 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and dollar cost averaging fixed accounts for
Additional Information ("SAI") dated          6-month and 1-year periods. The 31 Variable Portfolios are
May 1, 2002. The SAI has been filed           part of the Anchor Series Trust ("AST") or the SunAmerica
with the Securities and Exchange              Series Trust ("SST").
Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
the SAI appears on page 21 of this                 - Alliance Growth Portfolio                         SST
prospectus. For a free copy of the                 - Global Equities Portfolio                         SST
SAI, call us at (800) 99NY-SUN or                  - Growth-Income Portfolio                           SST
write to us at our Annuity Service              MANAGED BY DAVIS ADVISERS
Center, P.O. Box 54299, Los Angeles,               - Davis Venture Value Portfolio                     SST
California 90054-0299.                             - Real Estate Portfolio                             SST
                                                MANAGED BY FEDERATED INVESTORS L.P.
In addition, the SEC maintains a                   - Federated Value Portfolio                         SST
website (http://www.sec.gov) that                  - Telecom Utility Portfolio                         SST
contains the SAI, materials                     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
incorporated by reference and other                - Goldman Sachs Research Portfolio                  SST
information filed electronically with           MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
the SEC by First SunAmerica.                       - MFS Growth & Income Portfolio                     SST
                                                   - MFS Mid Cap Growth Portfolio                      SST
ANNUITIES INVOLVE RISKS, INCLUDING              MANAGED BY VAN KAMPEN
POSSIBLE LOSS OF PRINCIPAL, AND ARE                - International Diversified Equities Portfolio      SST
NOT A DEPOSIT OR OBLIGATION OF, OR                 - Technology Portfolio                              SST
GUARANTEED OR ENDORSED BY, ANY BANK.            MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
THEY ARE NOT FEDERALLY INSURED BY THE              - Emerging Markets Portfolio                        SST
FEDERAL DEPOSIT INSURANCE                          - International Growth & Income Portfolio           SST
CORPORATION, THE FEDERAL RESERVE                   - Putnam Growth Portfolio                           SST
BOARD OR ANY OTHER AGENCY.                      MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - Aggressive Growth Portfolio                       SST
                                                   - Blue Chip Growth Portfolio                        SST
                                                   - "Dogs" of Wall Street Portfolio                   SST
                                                   - Growth Opportunities Portfolio                    SST
                                                MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                   - Capital Appreciation Portfolio                    AST
                                                   - Growth Portfolio                                  AST
                                                   - Natural Resources Portfolio                       AST
                                              BALANCED:
                                                MANAGED BY WM ADVISORS, INC.
                                                   - Asset Allocation Portfolio                        SST
                                                MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                   - MFS Total Return Portfolio                        SST
                                                MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - SunAmerica Balanced Portfolio                     SST
                                              BONDS:
                                                MANAGED BY FEDERATED INVESTORS L.P.
                                                   - Corporate Bond Portfolio                          SST
                                                MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                   - Global Bond Portfolio                             SST
                                                MANAGED BY VAN KAMPEN
                                                   - Worldwide High Income Portfolio                   SST
                                                MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - High-Yield Bond Portfolio                         SST
                                                MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                   - Government & Quality Portfolio                    AST
                                              CASH:
                                                MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                   - Cash Management Portfolio                         SST

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

First SunAmerica's Annual Report on Form 10-K for the year ended December 31, 2001.

All documents or reports filed by First SunAmerica under Section 13(a), 18(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897.

First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:

       First SunAmerica Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 99NY-SUN

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided First SunAmerica's officers, directors and controlling persons, the SEC has advised First SunAmerica that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel, this issue has been determined by controlling precedent, First SunAmerica need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Annual Separate Account Expenses......................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS VARIABLE ANNUITY................................     7
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     8
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
       Exchange Offers.......................................     9
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
           Anchor Series Trust...............................     9
           SunAmerica Series Trust...........................     9
       Fixed Account Options.................................     9
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Market Timing.........................................    11
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing..........................    11
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
 EXPENSES....................................................    14
       Insurance Charges.....................................    14
       Withdrawal Charges....................................    15
       Investment Charges....................................    15
       Contract Maintenance Fee..............................    15
       Transfer Fee..........................................    15
       Income Taxes..........................................    15
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    15
 INCOME OPTIONS..............................................    16
       Annuity Date..........................................    16
       Income Options........................................    16
       Fixed or Variable Income Payments.....................    16
       Income Payments.......................................    16
       Transfers During the Income Phase.....................    17
       Deferment of Payments.................................    17
 TAXES.......................................................    17
       Annuity Contracts in General..........................    17
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    17
       Tax Treatment of Distributions -
           Qualified Contracts...............................    17
       Minimum Distributions.................................    18
       Tax Treatment of Death Benefits.......................    18
       Contracts Owned by A Trust or Corporation.............    19
       Gifts, Pledges and/or Assignments of a Non-Qualified
       Contract..............................................    19
       Diversification.......................................    19
 PERFORMANCE.................................................    19
 OTHER INFORMATION...........................................    20
       First SunAmerica......................................    20
       The Separate Account..................................    20
       The General Account...................................    20
       Distribution of the Contract..........................    20
       Administration........................................    20
       Legal Proceedings.....................................    20
       Ownership.............................................    20
       Custodian.............................................    21
       Independent Accountants...............................    21
       Registration Statement................................    21
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...............................................    21
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PRINCIPAL REWARDS PROGRAM EXAMPLES............   B-1
 APPENDIX C -- MARKET VALUE ADJUSTMENT ("MVA")...............   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.



 ACCUMULATION PHASE - The period during which you invest money in your contract.



 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.



 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.



 ANNUITY DATE - The date on which income payments are to begin, as selected by you.



 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.



 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.



 COMPANY - Anchor National Life Insurance Company, We, Us, the insurer which issues this contract.



 INCOME PHASE - The period during which we make income payments to you.



 IRS - The Internal Revenue Service.



 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").



 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.



 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.



 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust.

ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

The Polaris Variable Annuity is a contract between you and First SunAmerica National Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial advisor or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 99NY-SUN.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS                        1     2     3     4     5     6     7     8     9    10
-----                       ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
Without Principal Rewards     7%    6%    5%    4%    3%    2%    1%    0%    0%    0%
TRANSFER FEE                                        No charge for first 15 transfers
                                                    each contract year; thereafter,
                                                        fee is $25 per transfer

CONTRACT MAINTENANCE FEE*                                 $30
 *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)

  Mortality and Expense Risk Charge                         1.37%
  Distribution Expense Charge                               0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.52%
                                                            =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Gov't & Quality Bond                                             0.58%           0.06%            0.64%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.67%           0.05%            0.72%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.15%            0.90%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED JANUARY
                                   31, 2002)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.68%           0.07%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.05%            0.65%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.07%            0.66%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                              0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%           0.04%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.05%            0.76%
-----------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%           0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%           0.28%            1.53%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.69%           0.07%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%           0.13%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.15%            0.87%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                        1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                          0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.05%            0.58%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.23%            1.23%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.25%            1.20%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.08%            0.78%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                                 0.66%           0.07%            0.73%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.77%           0.05%            0.82%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.12%            0.92%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Technology                                                       1.20%           0.25%            1.45%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2)                                               0.75%           0.10%            0.85%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income(2)                                         1.00%           0.11%            1.11%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.16%; Goldman Sachs Research 1.49%; and Growth Opportunities 1.19%.
   (2) Gross of custody credits of 0.01%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
          (a) you surrender the contract at the end of the stated time period;
          (b) you do not surrender the contract*.

                         PORTFOLIO                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                              (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                       (a) $ 93      (a) $120      (a) $150      (a) $257
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $257
--------------------------------------------------------------------------------------------------------------------
Growth                                                            (a) $ 93      (a) $122      (a) $154      (a) $265
                                                                  (b) $ 23      (b) $ 72      (b) $124      (b) $265
--------------------------------------------------------------------------------------------------------------------
Natural Resources                                                 (a) $ 95      (a) $128      (a) $163      (a) $283
                                                                  (b) $ 25      (b) $ 78      (b) $133      (b) $283
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 (a) $ 94      (a) $123      (a) $155      (a) $268
                                                                  (b) $ 24      (b) $ 73      (b) $125      (b) $268
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                   (a) $ 93      (a) $120      (a) $150      (a) $258
                                                                  (b) $ 23      (b) $ 70      (b) $120      (b) $258
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                  (a) $ 93      (a) $120      (a) $151      (a) $259
                                                                  (b) $ 23      (b) $ 70      (b) $121      (b) $259
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                                  (a) $ 95      (a) $126      (a) $160      (a) $278
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $278
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                   (a) $ 91      (a) $116      (a) $144      (a) $245
                                                                  (b) $ 21      (b) $ 66      (b) $114      (b) $245
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                    (a) $ 93      (a) $121      (a) $151      (a) $260
                                                                  (b) $ 23      (b) $ 71      (b) $121      (b) $260
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                               (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $73       (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                             (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                  (a) $102      (a) $146      (a) $194      (a) $343
                                                                  (b) $ 32      (b) $ 96      (b) $164      (b) $343
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                   (a) $ 94      (a) $123      (a) $156      (a) $269
                                                                  (b) $ 24      (b) $ 73      (b) $126      (b) $269
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                       (a) $ 94      (a) $125      (a) $158      (a) $274
                                                                  (b) $ 24      (b) $ 75      (b) $128      (b) $274
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                   (a) $ 95      (a) $127      (a) $161      (a) $280
                                                                  (b) $ 25      (b) $ 77      (b) $131      (b) $280
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                            (a) $100      (a) $141      (a) $185      (a) $327
                                                                  (b) $ 30      (b) $ 91      (b) $155      (b) $327
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                     (a) $ 92      (a) $118      (a) $147      (a) $251
                                                                  (b) $ 22      (b) $ 68      (b) $117      (b) $251
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                              (a) $ 96      (a) $131      (a) $168      (a) $293
                                                                  (b) $ 26      (b) $ 81      (b) $138      (b) $293
--------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                   (a) $ 93      (a) $122      (a) $153      (a) $264
                                                                  (b) $ 23      (b) $ 72      (b) $123      (b) $264
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                                (a) $ 99      (a) $138      (a) $179      (a) $315
                                                                  (b) $ 29      (b) $ 88      (b) $149      (b) $315
--------------------------------------------------------------------------------------------------------------------
International Growth and Income                                   (a) $ 98      (a) $137      (a) $178      (a) $312
                                                                  (b) $ 28      (b) $ 87      (b) $148      (b) $312
--------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                             (a) $ 94      (a) $124      (a) $157      (a) $271
                                                                  (b) $ 24      (b) $ 74      (b) $127      (b) $271
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                                (a) $ 94      (a) $125      (a) $159      (a) $275
                                                                  (b) $ 24      (b) $ 75      (b) $129      (b) $275
--------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                  (a) $ 94      (a) $123      (a) $154      (a) $266
                                                                  (b) $ 24      (b) $ 73      (b) $124      (b) $266
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                     (a) $ 94      (a) $125      (a) $159      (a) $275
                                                                  (b) $ 24      (b) $ 75      (b) $129      (b) $275
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                       (a) $ 95      (a) $128      (a) $164      (a) $285
                                                                  (b) $ 25      (b) $ 78      (b) $134      (b) $285
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                               (a) $ 93      (a) $120      (a) $151      (a) $259
                                                                  (b) $ 23      (b) $ 70      (b) $121      (b) $259
--------------------------------------------------------------------------------------------------------------------
Technology                                                        (a) $101      (a) $144      (a) $190      (a) $336
                                                                  (b) $ 31      (b) $ 94      (b) $160      (b) $336
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                   (a) $ 95      (a) $126      (a) $160      (a) $278
                                                                  (b) $ 25      (b) $ 76      (b) $130      (b) $278
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                             (a) $ 97      (a) $134      (a) $173      (a) $304
                                                                  (b) $ 27      (b) $ 84      (b) $143      (b) $304
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         * First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. In addition to the stated assumptions, the Examples assume that no transfer fees were imposed. In calculating the Examples, we convert the contract maintenance fee of $30 to a percentage using an assumed contract value of $40,000.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below established maximum allowed by an applicable state expense limitations or the following percentages of Variable Portfolio's average net assets: Blue Chip Growth 0.85%, Goldman Sachs Research 1.35%, and Growth Opportunities 1.00%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. In addition to the stated assumptions, the Examples also assume an Insurance Charges of 1.52% and that no transfer fees were imposed.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.

This annuity designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that Purchase Payment has not been invested in this contract offer at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

First SunAmerica Life Insurance Company (First SunAmerica, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, 4th Floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 17.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. Subsequent Purchase Payments which would cause total Purchase Payments in all contracts issued by First SunAmerica to exceed this limit are also subject to prior company approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 85.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 9.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you; or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. (SEE BELOW). The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.5223 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request.

Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or
(2) the value of your
contract. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS ADVISERS
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid Cap Growth Portfolio                                         SST
  MANAGED BY VAN KAMPEN
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Asset Allocation Portfolio                                           SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                        SST

BONDS:
  MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
  MANAGED BY WM ADVISORS, INC.
      - Global Bond Portfolio                                                SST
  MANAGED BY VAN KAMPEN
      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Portfolio                                       AST

CASH:
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. First SunAmerica will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. If you do not elect to participate in the Principal Rewards

Program, you also have the option of allocating your money to the 6-month dollar cost averaging ("DCA") fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging program. Please see the SECTION ON DOLLAR COST AVERAGING ON PAGE 11 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 11 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 1, 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

First SunAmerica does not assess at MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges;
     - To pay a death benefit; and
     - If annuitization occurs on the latest Annuity Date.

The 1-year fixed account option does not impose a negative MVA. This fixed account is not registered under the Securities Act of 1933 and is not subject to the provisions of the Investment Company Act of 1940.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing, by telephone or over the internet subject to our rules. We currently allow 15 free transfers per contract per year. We charge $25 for each additional transfer in any contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests over the telephone or internet unless you tell us not to on your contract application. When receiving instructions over the telephone or internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures for internet transactions, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

MARKET TIMING

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 16.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Fixed Account options are not available as target accounts for Dollar Cost Averaging. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate the DCA program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios monthly, over the selected 6-month or 1-year period. Quarterly transfers are not available when you use the 6-month or 1-year DCA fixed account as your source account. You cannot change the option once selected.

If allocated to the 6-month or the 1-year DCA fixed accounts, we transfer your money monthly, over a maximum of 6 or 12 monthly transfers, respectively. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of 5 months, so that each payment complies with the $100 per transfer minimum.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or
     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 16.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and any applicable MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct a contract maintenance fee. SEE EXPENSES ON PAGE 14.

Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Principal Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE
14. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial advisor.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable due if your free withdrawal(s) had not been free.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 17.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

For contracts issued prior to April 28, 1997 the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or
     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     3. After your seventh contract anniversary, the greater of:
        (a) the value of your contract on the day before your last contract anniversary, plus any Purchase Payments and less any withdrawals

(and any fees or charges applicable to such withdrawals), since that anniversary; or
        (b) the death benefit on the day before your last contract anniversary, less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997 and before October 24, 2001, the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or
     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     3. the maximum of the anniversary values prior to your 81st birthday. The anniversary value of your contract is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since the anniversary.

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The death benefit is the greatest of:

     - the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     - total Purchase Payments reduced for any withdrawals (and fees and charges applicable to those withdrawals) in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     - the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this death benefit if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 16.

If you are 90 or older at time of death and a death benefit is payable, your beneficiary will receive the contract value at death and will not benefit from the maximum anniversary value option.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

The death benefit will be calculated and paid out when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.
----------------------------------------------------------------
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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

INSURANCE CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 12. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE

----------------------------------------------------------------
          YEAR             1    2    3    4    5    6    7    8
----------------------------------------------------------------
   WITHDRAWAL CHARGE      7%   6%   5%   4%   3%   2%   1%   0%
----------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 17.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, which are attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE INVESTMENT OPTIONS ON PAGE 9.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

First SunAmerica may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 17.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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FIRST SUNAMERICA

First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.

First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. comprising six wholly-owned broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

First SunAmerica originally established a separate account, FS Variable Separate Account ("separate account"), under New York law on September 9, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Assets in the Separate Account are not guaranteed by First SunAmerica.

First SunAmerica owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of First SunAmerica. Assets in the separate account are not guaranteed by First SunAmerica.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending proceedings affecting the Separate Account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. First SunAmerica pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited financial statements of First SunAmerica Life Insurance Company, at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999 are incorporated by reference in this prospectus. Financial statements of FS Variable Separate Account (Portion Relating to the Polaris Variable Annuity) at December 31, 2001, and for the years ended December 31, 2001 and 2000, are also incorporated by reference in this prospectus. The financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

Separate Account..............................    3
General Account...............................    4
Performance Data..............................    4
Income Payments...............................    9
Annuity Unit Values...........................   10
Taxes.........................................   13
Distribution of Contracts.....................   18
Financial Statements..........................   18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
     VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date - 4/6/95)
  Beginning AUV...............    $ 11.35        $ 14.19      $   17.63     $   21.26     $   23.72    $    36.39    $     43.17
  Ending AUV..................    $ 14.19        $ 17.63      $   21.26     $   23.72     $   36.39    $    43.17    $     39.34
  Ending Number of AUs........     52,583        242,433        510,291       804,058       979,651     1,008,089      1,176,265

--------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 5/3/95)
  Beginning AUV...............    $ 10.55        $ 11.51      $   11.94     $   12.65     $   13.66    $    13.37    $     13.28
  Ending AUV..................    $ 11.51        $ 11.94      $   12.65     $   13.66     $   13.37         13.28          14.56
  Ending Number of AUs........     37,576        127,538        190,449       626,578       817,993       844,907        933,714

--------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -
  4/6/95)
  Beginning AUV...............    $ 11.02         $12.95      $   16.32     $   20.31     $   24.41    $    29.74    $     32.61
  Ending AUV..................    $ 12.95        $ 16.32      $   20.31     $   24.41     $   29.74         32.61          31.78
  Ending Number of AUs........     15,156        104,264        196,539       387,194       543,129       544,578        694,93?

--------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception
  Date - 5/30/95)
  Beginning AUV...............    $ 10.17        $ 10.78      $   12.13     $   11.14     $    9.30    $    11.40    $     12.50
  Ending AUV..................    $ 10.78        $ 12.13      $   11.14     $    9.30     $   11.40    $    12.50    $     14.71
  Ending Number of AUs........      5,306         62,002        112,509       110,305       145,614       149,945        161,958

--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date - 6/3/96)
  Beginning AUV...............         --        $ 10.00      $   10.29     $   11.51     $   11.86    $    19.02    $     24.30
  Ending AUV..................         --        $ 10.29      $   11.51     $   11.86     $   19.02    $    24.30    $     20.28
  Ending Number of AUs........         --        160,390        478,003       596,478       805,328       867,740      1,181,778

--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date - 4/6/95)
  Beginning AUV...............    $ 11.52        $ 15.44      $   19.46     $   24.51     $   32.81    $    44.31    $     48.56
  Ending AUV..................    $ 15.44        $ 19.46      $   24.51     $   32.81     $   44.31    $    48.56    $     38.51
  Ending Number of AUs........     52,943        322,225        679,444     1,175,581     1,901,945     2,004,501      2,241,73?

--------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date - 4/24/95)
  Beginning AUV...............    $ 11.29        $ 12.64      $   14.97     $   17.98     $   18.22    $    19.10    $     19.81
  Ending AUV..................    $ 12.64        $ 14.97      $   17.98     $   18.22     $   19.10    $    19.81    $     19.45
  Ending Number of AUs........     60,824        264,208        581,922     1,018,350     1,041,762     1,050,186        943,919

--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception
  Date - 1/4/01)
  Beginning AUV...............         --             --             --            --            --            --             --
  Ending AUV..................         --             --             --            --            --            --             --
  Ending Number of AUs........         --             --             --            --            --            --             --

--------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date - 4/27/95)
  Beginning AUV...............    $ 10.44        $ 10.67      $   11.04     $   11.43     $   11.83    $    12.20    $     12.25
  Ending AUV..................    $ 10.67        $ 11.04      $   11.43     $   11.83     $   12.20    $    12.25    $     12.79
  Ending Number of AUs........     59,731         52,729        231,674       612,898     1,003,095     1,022,344        845,056

--------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date
  - 4/12/95)
  Beginning AUV...............    $ 10.21        $ 11.10      $   11.65     $   12.54     $   13.15    $    12.78    $     12.76
  Ending AUV..................    $ 11.10        $ 11.65      $   12.54     $   13.15     $   12.78    $    12.76    $     13.19
  Ending Number of AUs........      5,375         48,161        120,997       333,510       443,122       451,341        533,404

--------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - 10/19/99)
  Beginning AUV...............         --             --             --            --            --    $     9.12    $      8.99
  Ending AUV..................         --             --             --            --     $    9.12    $     8.99    $      9.12
  Ending Number of AUs........         --             --             --            --         7,956        23,471         73,876

--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date - 6/12/97)
  Beginning AUV...............         --             --      $   10.00     $    7.97     $    6.14    $     8.99    $     10.77
  Ending AUV..................         --             --      $    7.97     $    6.14     $    8.99    $    10.77    $      6.75
  Ending Number of AUs........         --             --         85,313       180,636       324,647       346,205        619,415

--------------------------------------------------------------------------------------------------------------------------------

AUV - Accumulation Unit Value
AU - Accumulation Units

                                FISCAL YEAR
     VARIABLE PORTFOLIOS         12/31/01
------------------------------  -----------
------------------------------  -----------
Capital Appreciation
  (Inception Date - 4/6/95)
  Beginning AUV...............  $    39.336
  Ending AUV..................  $    33.864
  Ending Number of AUs........    1,090,165
-------------------------------------------------------
Government and Quality Bond
  (Inception Date - 5/3/95)
  Beginning AUV...............  $    14.557
  Ending AUV..................  $    15.330
  Ending Number of AUs........    1,450,903
-------------------------------------------------------------------
Growth (Inception Date -
  4/6/95)
  Beginning AUV...............  $    31.785
  Ending AUV..................  $    27.208
  Ending Number of AUs........      667,604
-------------------------------------------------------------------------------
Natural Resources (Inception
  Date - 5/30/95)
  Beginning AUV...............  $    14.706
  Ending AUV..................  $    14.327
  Ending Number of AUs........      168,114
-------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date - 6/3/96)
  Beginning AUV...............  $    20.283
  Ending AUV..................  $    13.648
  Ending Number of AUs........      947,783
-------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date - 4/6/95)
  Beginning AUV...............  $    38.509
  Ending AUV..................  $    32.621
  Ending Number of AUs........    2,083,516
-------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date - 4/24/95)
  Beginning AUV...............  $    19.448
  Ending AUV..................  $    18.614
  Ending Number of AUs........      908,702
-------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception
  Date - 1/4/01)
  Beginning AUV...............  $     8.629
  Ending AUV..................  $     6.692
  Ending Number of AUs........       71,516
--------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date - 4/27/95)
  Beginning AUV...............  $    12.793
  Ending AUV..................  $    13.062
  Ending Number of AUs........    1,624,211
--------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date
  - 4/12/95)
  Beginning AUV...............  $    13.190
  Ending AUV..................  $    13.972
  Ending Number of AUs........      678,806
--------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - 10/19/99)
  Beginning AUV...............  $     9.122
  Ending AUV..................  $     9.692
  Ending Number of AUs........       13,220
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date - 6/12/97)
  Beginning AUV...............  $     6.755
  Ending AUV..................  $     6.539
  Ending Number of AUs........      604,720
--------------------------------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units

                                INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
     VARIABLE PORTFOLIOS          11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Federated Value (Inception
 Date - 6/3/96)
 Beginning AUV................         --        $ 10.00      $   11.00     $   13.62     $   15.86    $    16.43    $     16.89
 Ending AUV...................         --        $ 11.00      $   13.62     $   15.86     $   16.43         16.89          17.03
 Ending Number of AUs.........         --         69,098        218,504       450,138       555,385       562,638        569,507

--------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
 5/2/95)
 Beginning AUV................    $ 10.37        $ 11.20      $   12.25     $   13.08     $   14.40    $    14.11    $     14.09
 Ending AUV...................    $ 11.20        $ 12.25      $   13.08     $   14.40     $   14.11    $    14.09    $     15.16
 Ending Number of AUs.........     12,162         52,993        148,602       257,259       331,825       341,155        303,023

--------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception
 Date - 5/22/95)
 Beginning AUV................    $ 11.99        $ 13.01      $   15.15     $   16.90     $   19.21    $    24.20    $     26.57
 Ending AUV...................    $ 13.01        $ 15.15      $   16.90     $   19.21     $   24.20    $    26.57    $     21.65
 Ending Number of AUs.........     26,604        117,488        310,271       416,656       461,621       484,217        695,920

--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research
 (Inception Date - 1/9/01)
 Beginning AUV................         --             --             --            --            --            --             --
 Ending AUV...................         --             --             --            --            --            --             --
 Ending Number of AUs.........         --             --             --            --            --            --             --

--------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
 - 4/12/95)
 Beginning AUV................    $ 11.15        $ 13.32      $   16.70     $   21.41     $   25.71    $    33.11    $     35.91
 Ending AUV...................    $ 13.32        $ 16.70      $   21.41     $   25.71     $   33.11    $    35.91    $     32.42
 Ending Number of AUs.........     45,266        259,344        614,307     1,032,483     1,679,055     1,734,522      1,935,691

--------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities
 (Inception Date - 2/7/01)
 Beginning AUV................         --             --             --            --            --            --             --
 Ending AUV...................         --             --             --            --            --            --             --
 Ending Number of AUs.........         --             --             --            --            --            --             --

--------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception
 Date - 5/8/95)
 Beginning AUV................    $ 11.18        $ 11.48      $   12.99     $   14.66     $   14.25    $    14.71    $     14.87
 Ending AUV...................    $ 11.48        $ 12.99      $   14.66     $   14.25     $   14.71    $    14.87    $     13.28
 Ending Number of AUs.........     40,706        220,725        547,787     1,089,050     1,006,610     1,172,818      1,049,023

--------------------------------------------------------------------------------------------------------------------------------
International Diversified
 Equities (Inception Date -
 4/12/95)
 Beginning AUV................    $  9.45        $ 10.07      $   11.39     $   11.62     $   13.53    $    15.49    $     16.92
 Ending AUV...................    $ 10.07        $ 11.39      $   11.62     $   13.53     $   15.49    $    16.92    $     13.61
 Ending Number of AUs.........     58,058        355,952        753,010       904,048       921,115       905,352        913,536

--------------------------------------------------------------------------------------------------------------------------------
International Growth and
 Income (Inception Date -
 6/9/97)
 Beginning AUV................         --             --      $   10.00     $   10.33     $   11.16    $    13.40    $     14.07
 Ending AUV...................         --             --      $   10.33     $   11.16     $   13.40    $    14.07    $     14.02
 Ending Number of AUs.........         --             --         86,248       309,301       475,183       512,671        698,555

--------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income
 (Inception Date - 4/6/95)
 Beginning AUV................    $ 10.61        $ 12.81      $   14.94     $   17.63     $   20.46    $    22.55    $     23.67
 Ending AUV...................    $ 12.81        $ 14.94      $   17.63     $   20.46     $   22.55    $    23.67    $     23.22
 Ending Number of AUs.........     22,973         94,650        154,635       191,762       430,432       445,395        502,203

--------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
 Date - 10/19/99)
 Beginning AUV................         --             --             --            --            --    $    14.23    $     16.31
 Ending AUV...................         --             --             --            --     $   14.23    $    16.31    $     17.61
 Ending Number of AUs.........         --             --             --            --        65,176        88,761        444,486

--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception
 Date - 5/8/95)
 Beginning AUV................    $ 10.90        $ 12.33      $   13.82     $   15.45     $   17.28    $    18.50    $     18.60
 Ending AUV...................    $ 12.33        $ 13.82      $   15.45     $   17.28     $   18.50    $    18.60    $     21.43
 Ending Number of AUs.........     41,654        157,110        230,784       277,940       464,535       490,051        508,441

--------------------------------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units

                                FISCAL YEAR
     VARIABLE PORTFOLIOS         12/31/01
------------------------------  -----------
------------------------------  -----------
Federated Value (Inception
 Date - 6/3/96)
 Beginning AUV................  $    17.029
 Ending AUV...................  $    16.381
 Ending Number of AUs.........      892,376
--------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
 5/2/95)
 Beginning AUV................  $    15.158
 Ending AUV...................  $    15.678
 Ending Number of AUs.........      298,386
--------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception
 Date - 5/22/95)
 Beginning AUV................  $    21.653
 Ending AUV...................  $    17.472
 Ending Number of AUs.........      627,495
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research
 (Inception Date - 1/9/01)
 Beginning AUV................  $     9.332
 Ending AUV...................  $     7.173
 Ending Number of AUs.........       39,318
--------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
 - 4/12/95)
 Beginning AUV................  $    32.417
 Ending AUV...................  $    26.847
 Ending Number of AUs.........    1,840,665
--------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities
 (Inception Date - 2/7/01)
 Beginning AUV................  $     8.515
 Ending AUV...................  $     5.807
 Ending Number of AUs.........       93,154
--------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception
 Date - 5/8/95)
 Beginning AUV................  $    13.278
 Ending AUV...................  $    12.511
 Ending Number of AUs.........      792,749
--------------------------------------------------------------------------------------------------------------------------------
International Diversified
 Equities (Inception Date -
 4/12/95)
 Beginning AUV................  $    13.614
 Ending AUV...................  $    10.196
 Ending Number of AUs.........      849,549
--------------------------------------------------------------------------------------------------------------------------------
International Growth and
 Income (Inception Date -
 6/9/97)
 Beginning AUV................  $    14.023
 Ending AUV...................  $    10.743
 Ending Number of AUs.........      726,543
--------------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income
 (Inception Date - 4/6/95)
 Beginning AUV................  $    23.224
 Ending AUV...................  $    19.203
 Ending Number of AUs.........      553,233
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
 Date - 10/19/99)
 Beginning AUV................  $    17.607
 Ending AUV...................  $    13.420
 Ending Number of AUs.........      588,354
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception
 Date - 5/8/95)
 Beginning AUV................  $    21.433
 Ending AUV...................  $    21.225
 Ending Number of AUs.........      742,776
--------------------------------------------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units

                       INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-   FISCAL YEAR
 VARIABLE PORTFOLIOS     11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99      12/31/00
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth
  (Inception Date -
  4/6/95)
  Beginning AUV......    $ 10.36        $ 12.60      $   14.88     $   18.47     $   22.29    $    28.36    $     31.67
  Ending AUV.........    $ 12.60        $ 14.88      $   18.47     $   22.29     $   28.36    $    31.67    $     25.56
  Ending Number of
    AUs..............     31,960        114,619        231,883       473,526       828,070       870,842        997,394

-----------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date -
  6/2/97)
  Beginning AUV......         --             --      $   10.00     $   11.44     $    9.80    $     8.50    $      8.91
  Ending AUV.........         --             --      $   11.44     $    9.80     $    8.50    $     8.91    $     10.86
  Ending Number of
    AUs..............         --             --         56,379       132,769       140,396       146,237        227,262

-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date -
  6/3/96)
  Beginning AUV......         --        $ 10.00      $   11.04     $   13.22     $   15.60    $    18.23    $     19.69
  Ending AUV.........         --        $ 11.04      $   13.22     $   15.60     $   18.23    $    19.69    $     17.56
  Ending Number of
    AUs..............         --         72,909        240,556       467,727     1,003,514     1,067,349      1,236,604

-----------------------------------------------------------------------------------------------------------------------
Technology (Inception
  Date - 1/19/01)
  Beginning AUV......         --             --             --            --            --            --             --
  Ending AUV.........         --             --             --            --            --            --             --
  Ending Number of
    AUs..............         --             --             --            --            --            --             --

-----------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date -
  6/3/96)
  Beginning AUV......         --        $ 10.00      $   10.67     $   12.74     $   14.56    $    15.16    $     15.11
  Ending AUV.........         --        $ 10.67      $   12.74     $   14.56     $   15.16    $    15.11    $     13.54
  Ending Number of
    AUs..............         --         20,721         59,907       250,048       308,375       382,240        386,004

-----------------------------------------------------------------------------------------------------------------------
Venture Value
  (Inception Date -
  4/6/95)
  Beginning AUV......    $ 10.84        $ 13.29      $   16.68     $   21.30     $   23.36    $    26.57    $     27.88
  Ending AUV.........    $ 13.29        $ 16.68      $   21.30     $   23.36     $   26.57    $    27.88    $     30.05
  Ending Number of
    AUs..............    113,664        605,579      1,424,342     2,149,519     2,363,904     2,370,974      2,436,491

-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date -
  5/2/95)
  Beginning AUV......    $ 10.16        $ 11.36      $   14.20     $   15.98     $   13.57    $    15.23    $     15.70
  Ending AUV.........    $ 11.36        $ 14.20      $   15.98     $   13.57     $   15.23    $    15.70    $     15.00
  Ending Number of
    AUs..............     21,556        124,728        399,865       466,233       478,116       472,561        417,746

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR
 VARIABLE PORTFOLIOS    12/31/01
---------------------  -----------
---------------------  -----------
Putnam Growth
  (Inception Date -
  4/6/95)
  Beginning AUV......  $    25.556
  Ending AUV.........  $    19.097
  Ending Number of
    AUs..............      883,836
-----------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date -
  6/2/97)
  Beginning AUV......  $    10.856
  Ending AUV.........  $    11.339
  Ending Number of
    AUs..............      251,509
-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date -
  6/3/96)
  Beginning AUV......  $    17.560
  Ending AUV.........  $    15.021
  Ending Number of
    AUs..............    1,184,966
-----------------------------------------------------------------------------------------------------------------------
Technology (Inception
  Date - 1/19/01)
  Beginning AUV......  $     7.101
  Ending AUV.........  $     3.452
  Ending Number of
    AUs..............       97,649
-----------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date -
  6/3/96)
  Beginning AUV......  $    13.538
  Ending AUV.........  $    11.504
  Ending Number of
    AUs..............      385,837
-----------------------------------------------------------------------------------------------------------------------
Venture Value
  (Inception Date -
  4/6/95)
  Beginning AUV......  $    30.052
  Ending AUV.........  $    26.245
  Ending Number of
    AUs..............    2,548,423
-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date -
  5/2/95)
  Beginning AUV......  $    15.005
  Ending AUV.........  $    14.299
  Ending Number of
    AUs..............      372,116
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

             AUV - Accumulation Unit Value
             AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                          [(1+I/(1+J+0.025)](N/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

The MVA factor is = [(1+I/(1+J+0.0025)](N/12) - 1
                  = [(1.05)/(1.04+0.0025)](18/12) - 1
                  = (1.007194)(1.5) - 1
                  = 1.010811 - 1
                  = + 0.010811

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.010811) = +$43.24

$43.24 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I)/(1+J+0.0025)](N/12) - 1
                  = [(1.05)/(1.06+0.0025)](18/12) - 1
                  = (0.988235)(1.5) - 1
                  = 0.982405 - 1
                  = - 0.017595

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.017595) = -$70.38

$70.38 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)




        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:                                  Signed:

       ------------------------------           ------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

--------------------------------------------------------------------------------

                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                       Registration No. 33-85014
                                                                       811-08810




                       STATEMENT OF ADDITIONAL INFORMATION


                  Fixed and Variable Deferred Annuity Contracts
                                    issued by

                          FS VARIABLE SEPARATE ACCOUNT
               (portion relating to the Polaris Variable Annuity)


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY










This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:

                     First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299




             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                  MAY 1, 2002

                                TABLE OF CONTENTS

                                                                                                    PAGE
                                                                                                    ----

Separate Account.................................................................................       3

General Account..................................................................................       4

Performance Data.................................................................................       4

Income Payments..................................................................................       9

Annuity Unit Values..............................................................................       10

Taxes............................................................................................       13

Distribution of Contracts........................................................................       18

Financial Statements.............................................................................       18


--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                    GENERAL ACCOUNT
--------------------------------------------------------------------------------

     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------
                                    PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Accounts the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     For contracts without the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2001 were -.19% and -.19%, respectively. For contracts with the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7-day period ending December 31, 2001 were 1.81% and 1.83%, respectively.

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

For contracts without the Principal Rewards Program:

     Base Period Return = (EV-SV-CMF)/(SV)

For contracts with the Principal Rewards Program:

     Base Period Return = (EV-SV-CMF+E)/(SV)
     where:

           SV = value of one Accumulation Unit at the start of a 7 day period

           EV = value of one Accumulation Unit at the end of the 7 day period

          CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

            E = Premium Enhancement Rate, prorated for 7 days


     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7 - 1].

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

     The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period. Total returns for contracts without Principal Rewards Program are on page __ and total returns for contracts with the Principal Rewards Program are on page __.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

- Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

- Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards Program, unless net of withdrawal charges.

                            STANDARDIZED PERFORMANCE
                  CONTRACTS WITHOUT PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                            (RETURN WITH REDEMPTION)

                                       VARIABLE                                                             VARIABLE
                                      PORTFOLIO                                                            PORTFOLIO
VARIABLE PORTFOLIO                  INCEPTION DATE           1 YEAR                5 YEAR               SINCE INCEPTION
------------------                  --------------           ------                ------               ----------------
Anchor Series Trust
-------------------
   Capital Appreciation                04/06/95              -20.97%                13.65%                    17.51%
   Gov't & Quality Bond                05/03/95               -1.72%                 4.81%                     5.61%
   Natural Resources                   05/30/95               -9.70%                 2.53%                     5.09%
   Wel Growth                          04/06/95              -21.47%                10.78%                    14.24%

SunAmerica Series Trust
-----------------------
   Aggressive Growth                   06/03/96              -39.81%                 4.96%                     5.39%
   Alliance Growth                     04/06/95              -22.35%                10.89%                    16.61%
   Asset Allocation                    04/24/95              -11.35%                 3.78%                     7.61%
   Blue Chip Growth                    01/04/01                  N/A                   N/A                   -29.65%
   Corporate Bond                      04/12/95               -1.13%                 3.26%                     4.60%
   Davis Venture Value                 04/06/95              -19.72%                 9.34%                    13.92%
   "Dogs" of Wall Street               10/19/99               -0.84%                   N/A                     0.04%
   Emerging Markets                    06/12/97              -10.35%                   N/A                   -10.13%
   Federated Value                     06/03/96              -10.87%                 8.33%                     8.96%
   Global Bond                         05/02/95               -3.64%                 4.57%                     6.23%
   Global Equities                     05/22/95              -26.42%                 2.45%                     5.68%
   Goldman Sachs Research              01/09/01                  N/A                   N/A                   -30.23%
   Growth & Income                     04/12/95              -24.24%                 9.78%                    13.86%
   Growth Opportunities                02/07/01                  N/A                   N/A                   -38.88%
   High-Yield Bond                     05/08/95              -12.86%                -1.68%                     1.53%
   International Diversified Equities  04/12/95              -32.22%                -2.73%                     0.92%
   International Growth & Income       06/09/97              -30.49%                   N/A                     0.46%
   MFS Growth & Income                 04/06/95              -24.39%                 4.98%                     9.07%
   MFS Mid-Cap Growth                  10/19/99              -30.87%                   N/A                     4.45%
   MFS Total Return                    05/08/95               -8.03%                 8.94%                    10.41%
   Putnam Growth                       04/06/95              -32.36%                 5.40%                     9.36%
   Real Estate                         06/02/97               -2.70%                   N/A                     2.03%
   Sunamerica Balanced                 06/03/96              -21.52%                 6.02%                     7.26%
   Technology                          01/19/01                  N/A                   N/A                   -58.63%
   Telecom Utility                     06/03/96              -22.14%                 0.56%                     2.15%
   Worldwide High Income               05/02/95              -11.82%                -0.80%                     5.14%

Total return figures are based on historical data and are not intended to indicate future performance.

                  CONTRACTS WITHOUT PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                          (RETURN WITHOUT REDEMPTION)

                                        VARIABLE                                                      VARIABLE
                                       PORTFOLIO                                                     PORTFOLIO
VARIABLE PORTFOLIO                   INCEPTION DATE          1 YEAR             5 YEAR            SINCE INCEPTION
------------------                   --------------          ------             ------            ----------------
Anchor Series Trust
-------------------
   Capital Appreciation                 04/06/95             -13.97%            14.01%                 17.57%
   Gov't & Quality Bond                 05/03/95               5.28%             5.30%                  5.72%
   Natural Resources                    05/30/95              -2.70%             3.07%                  5.21%
   Wel Growth                           04/06/95             -14.47%            11.17%                 14.31%

SunAmerica Series Trust
-----------------------
   Aggressive Growth                    06/03/96             -32.81%             5.45%                  5.67%
   Alliance Growth                      04/06/95             -15.35%            11.28%                 16.67%
   Asset Allocation                     04/24/95              -4.35%             4.29%                  7.71%
   Blue Chip Growth                     01/04/01                N/A                N/A                -22.65%
   Corporate Bond                       04/12/95               5.87%             3.78%                  4.71%
   Davis Venture Value                  04/06/95             -12.72%             9.76%                 13.99%
   "Dogs" of Wall Street                10/19/99               6.16%               N/A                  2.28%
   Emerging Markets                     06/12/97              -3.35%               N/A                 -9.19%
   Federated Value                      06/03/96              -3.87%             8.76%                  9.20%
   Global Bond                          05/02/95               3.36%             5.06%                  6.33%
   Global Equities                      05/22/95             -19.42%             2.99%                  5.79%
   Goldman Sachs Research               01/09/01                N/A                N/A                -23.23%
   Growth & Income                      04/12/95             -17.24%            10.19%                 13.93%
   Growth Opportunities                 02/07/01                N/A                N/A                -31.88%
   High-Yield Bond                      05/08/95              -5.86%            -1.05%                  1.66%
   International Diversified Equities   04/12/95             -25.22%            -2.07%                  1.06%
   International Growth & Income        06/09/97             -23.49%               N/A                  1.10%
   MFS Growth & Income                  04/06/95             -17.39%             5.47%                  9.16%
   MFS Mid-Cap Growth                   10/19/99             -23.87%               N/A                  6.58%
   MFS Total Return                     05/08/95              -1.03%             9.36%                 10.49%
   Putnam Growth                        04/06/95             -25.36%             5.89%                  9.45%
   Real Estate                          06/02/97               4.30%               N/A                  2.64%
   Sunamerica Balanced                  06/03/96             -14.52%             6.49%                  7.52%
   Technology                           01/19/01                N/A                N/A                -51.63%
   Telecom Utility                      06/03/96             -15.14%             1.14%                  2.47%
   Worldwide High Income                05/02/95              -4.82%            -0.18%                  5.25%


Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                        (RETURN WITH/WITHOUT REDEMPTION)

                                   TRUST                                                                                 SINCE
VARIABLE PORTFOLIO            INCEPTION DATE         1 YEAR                 5 YEAR               10 YEAR             TRUST INCEPTION
------------------            --------------         ------                 ------               -------             ---------------
Anchor Series Trust                               with    without        with   without        with   without        with    without
-------------------
Capital Appreciation               03/23/87     -20.97% / -13.97%       13.65% / 14.01%       15.93% / 15.93%       13.65% /  13.65%
Government and Quality Bond        09/05/84      -1.72% /   5.28%        4.81% /  5.30%        5.15% /  5.15%        7.36% /   7.36%
Natural Resources                  01/04/88      -9.70% /  -2.70%        2.53% /  3.07%        7.27% /  7.27%        5.80% /   5.80%
Wel Growth                         09/05/84     -21.47% / -14.47%       10.78% / 11.17%       10.36% / 10.36%       11.86% /  11.86%

Sunamerica Series Trust
-----------------------
Aggressive Growth                  06/03/96     -39.81% / -32.81%        4.96% /  5.45%          N/A /    N/A        5.39% /   5.67%
Alliance Growth                    02/09/93     -22.35% / -15.35%       10.89% / 11.28%          N/A /    N/A       14.18% /  14.18%
Asset Allocation                   07/01/93     -11.35% /  -4.35%        3.78% /  4.29%          N/A /    N/A        7.54% /   7.54%
Blue Chip Growth                   07/05/00     -29.11% / -22.11%          N/A /    N/A          N/A /    N/A      -27.93% / -23.27%
Corporate Bond                     07/01/93      -1.13% /   5.87%        3.26% /  3.78%          N/A /    N/A        3.95% /   3.95%
Davis Venture Value                10/28/94     -19.72% / -12.72%        9.34% /  9.76%          N/A /    N/A       14.35% /  14.35%
"Dogs" of Wall Street              04/01/98      -0.84% /   6.16%          N/A /    N/A          N/A /    N/A       -2.02% /  -0.91%
Emerging Markets                   06/02/97     -10.35% /  -3.35%          N/A /    N/A          N/A /    N/A       -9.97% /  -9.03%
Federated Value                    06/03/96     -10.87% /  -3.87%        8.33% /  8.76%          N/A /    N/A        8.96% /   9.20%
Global Bond                        07/01/93      -3.64% /   3.36%        4.57% /  5.06%          N/A /    N/A        5.36% /   5.36%
Global Equities                    02/09/93     -26.42% / -19.42%        2.45% /  2.99%          N/A /    N/A        6.42% /   6.42%
Goldman Sachs Research             07/05/00     -33.41% / -26.41%          N/A /    N/A          N/A /    N/A      -24.68% / -20.12%
Growth & Income                    02/09/93     -24.24% / -17.24%        9.78% / 10.19%          N/A /    N/A       11.71% /  11.71%
Growth Opportunities               07/05/00     -41.31% / -34.31%          N/A /    N/A          N/A /    N/A      -35.69% / -30.78%
High-Yield Bond                    02/09/93     -12.86% /  -5.86%       -1.68% / -1.05%          N/A /    N/A        2.51% /   2.51%
International Diversified Equities 10/28/94     -32.22% / -25.22%       -2.73% / -2.07%          N/A /    N/A        0.19% /   0.19%
International Growth & Income      06/02/97     -30.49% / -23.49%          N/A /    N/A          N/A /    N/A        0.87% /   1.50%
MFS Growth & Income                02/09/93     -24.39% / -17.39%        4.98% /  5.47%          N/A /    N/A        7.56% /   7.56%
MFS Mid-Cap Growth                 04/01/99     -30.87% / -23.87%          N/A /    N/A          N/A /    N/A        9.71% /  11.24%
MFS Total Return                   10/28/94      -8.03% /  -1.03%        8.94% /  9.36%          N/A /    N/A       11.00% /  11.00%
Putnam Growth                      02/09/93     -32.36% / -25.36%        5.40% /  5.89%          N/A /    N/A        7.49% /   7.49%
Real Estate                        06/02/97      -2.70% /   4.30%          N/A /    N/A          N/A /    N/A        2.03% /   2.64%
Sunamerica Balanced                06/03/96     -21.52% / -14.52%        6.02% /  6.49%          N/A /    N/A        7.26% /   7.52%
Technology                         07/05/00     -55.65% / -48.65%          N/A /    N/A          N/A /    N/A      -57.21% / -51.30%
Telecom Utility                    06/03/96     -22.14% / -15.14%        0.56% /  1.14%          N/A /    N/A        2.15% /   2.47%
Worldwide High Income              10/28/94     -11.82% /  -4.82%       -0.80% / -0.18%          N/A /    N/A        5.04% /   5.04%

Total return figures are based on historical data and are not intended to indicate future performance.

                            STANDARDIZED PERFORMANCE
                   CONTRACTS WITH PRINCIPAL REWARDS PROGRAM:
                         TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                            (RETURN WITH REDEMPTION)


                                     VARIABLE                                                            VARIABLE
                                     PORTFOLIO                                                           PORTFOLIO
VARIABLE PORTFOLIO                INCEPTION DATE           1 YEAR                5 YEAR               SINCE INCEPTION
------------------               -----------------         ------                ------              ------------------
Anchor Series Trust
-------------------

   Capital Appreciation                04/06/95            -21.25%               13.87%                   17.74%
   Gov't & Quality Bond                05/03/95             -1.61%                4.91%                    5.71%
   Natural Resources                   05/30/95             -9.75%                2.60%                    5.19%
   Wel Growth                          04/06/95            -21.75%               10.96%                   14.44%

SunAmerica Series Trust
-----------------------
   Aggressive Growth                   06/03/96            -40.47%                5.06%                    5.49%
   Alliance Growth                     04/06/95            -22.65%               11.07%                   16.84%
   Asset Allocation                    04/24/95            -11.44%                3.86%                    7.74%
   Blue Chip Growth                    01/04/01                N/A                  N/A                  -30.10%
   Corporate Bond                      04/12/95             -1.01%                3.33%                    4.68%
   Davis Venture Value                 04/06/95            -19.97%                9.51%                   14.12%
   "Dogs" of Wall Street               10/19/99             -0.71%                  N/A                    0.09%
   Emerging Markets                    06/12/97            -10.42%                  N/A                  -10.36%
   Federated Value                     06/03/96            -10.95%                8.48%                    9.12%
   Global Bond                         05/02/95             -3.57%                4.66%                    6.33%
   Global Equities                     05/22/95            -26.81%                2.51%                    5.78%
   Goldman Sachs Research              01/09/01                N/A                  N/A                  -30.69%
   Growth & Income                     04/12/95            -24.58%                9.95%                   14.06%
   Growth Opportunities                02/07/01                N/A                  N/A                  -39.51%
   High-Yield Bond                     05/08/95            -12.97%               -1.70%                    1.56%
   International Diversified Equities  04/12/95            -32.72%               -2.77%                    0.94%
   International Growth & Income       06/09/97            -30.95%                  N/A                    0.49%
   MFS Growth & Income                 04/06/95            -24.74%                5.08%                    9.22%
   MFS Mid-Cap Growth                  10/19/99            -31.35%                  N/A                    4.58%
   MFS Total Return                    05/08/95             -8.05%                9.10%                   10.57%
   Putnam Growth                       04/06/95            -32.87%                5.51%                    9.51%
   Real Estate                         06/02/97             -2.61%                  N/A                    2.09%
   Sunamerica Balanced                 06/03/96            -21.81%                6.14%                    7.39%
   Technology                          01/19/01                N/A                  N/A                  -59.65%
   Telecom Utility                     06/03/96            -22.44%                0.58%                    2.20%
   Worldwide High Income               05/02/95            -11.91%               -0.80%                    5.23%


Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)

                                   TRUST                                                                                 SINCE
VARIABLE PORTFOLIO            INCEPTION DATE         1 YEAR                5 YEAR              10 YEAR              TRUST INCEPTION
------------------            --------------         ------                ------              -------             -----------------
Anchor Series Trust                               with    without       with   without       with   without        with      without
-------------------
Capital Appreciation               03/23/87      -21.25%   -13.97%      13.87%   14.01%       15.93%  15.93%       13.80%     13.65%
Government and Quality Bond        09/05/84       -1.61%     5.28%       4.91%    5.30%        5.15%   5.15%        7.49%      7.36%
Natural Resources                  01/04/88       -9.75%    -2.70%       2.60%    3.07%        7.27%   7.27%        5.95%      5.80%
Wel Growth                         09/05/84      -21.75%   -14.47%      10.96%   11.17%       10.36%  10.36%       11.99%     11.86%

Sunamerica Series Trust
-----------------------
Aggressive Growth                  06/03/96      -40.47%   -32.81%       5.06%    5.45%          N/A     N/A        5.49%      5.67%
Alliance Growth                    02/09/93      -22.65%   -15.35%      11.07%   11.28%          N/A     N/A       14.43%     14.18%
Asset Allocation                   07/01/93      -11.44%    -4.35%       3.86%    4.29%          N/A     N/A        7.79%      7.54%
Blue Chip Growth                   07/05/00      -29.55%   -22.11%         N/A      N/A          N/A     N/A      -28.44%    -23.27%
Corporate Bond                     07/01/93       -1.01%     5.87%       3.33%    3.78%          N/A     N/A        4.19%      3.95%
Davis Venture Value                10/28/94      -19.97%   -12.72%       9.51%    9.76%          N/A     N/A       14.55%     14.35%
"Dogs" of Wall Street              04/01/98       -0.71%     6.16%         N/A      N/A          N/A     N/A       -2.04%     -0.91%
Emerging Markets                   06/02/97      -10.42%    -3.35%         N/A      N/A          N/A     N/A      -10.19%     -9.03%
Federated Value                    06/03/96      -10.95%    -3.87%       8.48%    8.76%          N/A     N/A        9.12%      9.20%
Global Bond                        07/01/93       -3.57%     3.36%       4.66%    5.06%          N/A     N/A        5.61%      5.36%
Global Equities                    02/09/93      -26.81%   -19.42%       2.51%    2.99%          N/A     N/A        6.66%      6.42%
Goldman Sachs Research             07/05/00      -33.94%   -26.41%         N/A      N/A          N/A     N/A      -25.12%    -20.12%
Growth & Income                    02/09/93      -24.58%   -17.24%       9.95%   10.19%          N/A     N/A       11.96%     11.71%
Growth Opportunities               07/05/00      -42.00%   -34.31%         N/A      N/A          N/A     N/A      -36.40%    -30.78%
High-Yield Bond                    02/09/93      -12.97%    -5.86%      -1.70%   -1.05%          N/A     N/A        2.74%      2.51%
International Diversified Equities 10/28/94      -32.72%   -25.22%      -2.77%   -2.07%          N/A     N/A        0.19%      0.19%
International Growth & Income      06/02/97      -30.95%   -23.49%         N/A      N/A          N/A     N/A        0.90%      1.50%
MFS Growth & Income                02/09/93      -24.74%   -17.39%       5.08%    5.47%          N/A     N/A        7.80%      7.56%
MFS Mid-Cap Growth                 04/01/99      -31.35%   -23.87%         N/A      N/A          N/A     N/A        9.92%     11.24%
MFS Total Return                   10/28/94       -8.05%    -1.03%       9.10%    9.36%          N/A     N/A       11.17%     11.00%
Putnam Growth                      02/09/93      -32.87%   -25.36%       5.51%    5.89%          N/A     N/A        7.73%      7.49%
Real Estate                        06/02/97       -2.61%     4.30%         N/A      N/A          N/A     N/A        2.09%      2.64%
Sunamerica Balanced                06/03/96      -21.81%   -14.52%       6.14%    6.49%          N/A     N/A        7.39%      7.52%
Technology                         07/05/00      -56.62%   -48.65%         N/A      N/A          N/A     N/A      -58.56%    -51.30%
Telecom Utility                    06/03/96      -22.44%   -15.14%       0.58%    1.14%          N/A     N/A        2.20%      2.47%
Worldwide High Income              10/28/94      -11.91%    -4.82%      -0.80%   -0.18%          N/A     N/A        5.13%      5.04%

Total return figures are based on historical data and are not intended to indicate future performance.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
                  P(1+T)n = ERV

     For contracts with the Principal Rewards Program:

                  [P(1+E)](1+T)n = ERV
         where:   P =  a hypothetical initial payment of $1,000
                  T =  average annual total return
                  n =  number of years
                  e =  Payment Enhancement Rate
               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

     FS Variable Separate Account also funds another contract called First SunAmerica Advisor. The Variable Portfolios in Polaris are also available in First SunAmerica Advisor.

--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     Illustrative Example

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

     Illustrative Example

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     Illustrative Example

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

     The contracts are offered on a continuous basis through the distributor for the separate account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

________________________________________________________________________________

                              FINANCIAL STATEMENTS
________________________________________________________________________________


        The audited financial statements of the First SunAmerica Life Insurance Company as of December 31, 2001 and 2000 for the years ended December 31, 2001, 2000 and 1999, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods.

        Also included in this Statement of Additional Information are the FS Variable Separate Account (the Portion relating to the POLARIS Variable Annuity) audited financial statements at December 31, 2001, for the years ended December 31, 2001 and 2000.

        PricewaterhouseCoopers LLP, 350 South Grand Ave., Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:


In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for interest income and impairment of certain beneficial interests in securitized financial assets in 2001.



PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET


                                                            December 31,
                                                    ----------------------------
                                                           2001             2000
                                                    -----------      -----------
                                                           (In thousands)
ASSETS

Investments and cash:
 Cash and short-term investments                    $    28,982      $    40,704
 Bonds, notes and redeemable preferred stocks
   available for sale, at fair value
   (amortized cost: December 2001, $1,122,577;
   December 2000, $1,269,340)                         1,128,203        1,237,469
 Common stocks available for sale,
   at fair value (cost: December 2001, $871;
   December 2000, $812)                                     544              785
 Mortgage loans                                         172,626          167,408
 Other invested assets                                   37,343           39,881
                                                    -----------      -----------
 Total investments and cash                           1,367,698        1,486,247

Variable annuity assets held in separate
   accounts                                             514,203          565,547
Accrued investment income                                12,312           14,809
Deferred acquisition costs                              100,182          124,451
Income taxes currently receivable from Parent                --            8,067
Deferred income taxes                                     1,947            7,914
Other assets                                              2,261            7,338
                                                    -----------      -----------
TOTAL ASSETS                                        $ 1,998,603      $ 2,214,373
                                                    ===========      ===========


LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
 Reserves for fixed annuity contracts               $ 1,024,830      $ 1,186,996
 Reserves for universal life insurance
   contracts                                            248,161          249,987
 Income taxes currently payable to Parent                 3,719               --
 Other liabilities                                       14,111           24,215
                                                    -----------      -----------
 Total reserves, payables
   and accrued liabilities                            1,290,821        1,461,198
                                                    -----------      -----------
Variable annuity liabilities related
   to separate accounts                                 514,203          565,547
                                                    -----------      -----------
Shareholder's equity:
 Common Stock                                             3,000            3,000
 Additional paid-in capital                             144,428          144,428
 Retained earnings                                       44,982           49,689
 Accumulated other comprehensive income (loss)            1,169           (9,489)
                                                    -----------      -----------
 Total shareholder's equity                             193,579          187,628
                                                    -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY          $ 1,998,603      $ 2,214,373
                                                    ===========      ===========



                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                              Years Ended December 31,
                                       ---------------------------------------
                                            2001           2000           1999
                                       ---------      ---------      ---------
                                                   (In thousands)
Investment income                      $ 100,216      $ 119,576      $ 125,423
                                       ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts               (51,320)       (65,097)       (76,114)
   Universal life insurance
      contracts                          (11,815)       (12,363)        (6,475)
                                       ---------      ---------      ---------
   Total interest expense                (63,135)       (77,460)       (82,589)
                                       ---------      ---------      ---------
NET INVESTMENT INCOME                     37,081         42,116         42,834
                                       ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES           (19,266)       (20,779)       (11,178)
                                       ---------      ---------      ---------

Fee income:
   Variable annuity fees                   8,041          9,140          6,600
   Universal life insurance
      fees, net                            3,400          2,166          1,115
   Surrender charges                       2,141          3,776          3,296
                                       ---------      ---------      ---------
TOTAL FEE INCOME                          13,582         15,082         11,011
                                       ---------      ---------      ---------

GENERAL AND ADMINISTRATIVE
   EXPENSES                               (3,605)        (4,792)        (5,247)
                                       ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                     (11,629)       (19,399)       (22,664)
                                       ---------      ---------      ---------
ANNUAL COMMISSIONS                          (724)          (619)          (450)
                                       ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS           (546)            (4)           (13)
                                       ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE
EFFECT OF ACCOUNTING CHANGE               14,893         11,605         14,293

Income tax expense                        (6,180)        (4,325)        (6,621)
                                       ---------      ---------      ---------
INCOME BEFORE CUMULATIVE EFFECT OF
ACCOUNTING CHANGE                          8,713          7,280          7,672
                                       ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING
CHANGE, NET OF TAX (Note 2)                 (520)            --             --
                                       ---------      ---------      ---------

NET INCOME                             $   8,193      $   7,280      $   7,672
                                       ---------      ---------      ---------


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                Years Ended December 31,
                                           ----------------------------------
                                               2001         2000         1999
                                           --------     --------     --------
                                                   (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
   Net unrealized gains (losses)
     on debt and equity securities
     available for sale identified
     in the current period (net of
     income tax expense of $1,498
     and $4,855 and income tax benefit
     of $17,411 for the years ended
     December 31, 2001, 2000 and 1999,
      respectively)                        $  2,781     $  9,019     $(32,333)
   Less reclassification adjustment
      for net realized losses
      included in net income (net of
      income tax expense of $4,242,
      $5,433 and $661 for the years
      ended December 31, 2001, 2000
      and 1999, respectively)                 7,877       10,089        1,226
                                           --------     --------     --------
OTHER COMPREHENSIVE INCOME (LOSS)            10,658       19,108      (31,107)
                                           --------     --------     --------
COMPREHENSIVE INCOME (LOSS)                $ 18,851     $ 26,388     $(23,435)
                                           ========     ========     ========


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS


                                                               Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                     (In thousands)
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                                           $   8,193      $   7,280      $   7,672
   Adjustments to reconcile net income to net
     cash provided by operating activities:
        Cumulative effect of
          accounting change, net of tax                       520             --             --
        Interest credited to:
          Fixed annuity contracts                          51,320         65,097         76,114
          Universal life insurance
             contracts                                     11,815         12,363          6,475
        Net realized investment
          losses                                           19,266         20,779         11,178
     Accretion of net
          discounts on investments                         (2,999)        (4,538)        (4,123)
     Amortization of goodwill                                  --             --            691
     Provision for deferred
          income taxes                                        507             73         (5,317)
   Change in:
        Accrued investment income                           2,497          9,267         (5,907)
        Deferred acquisition costs                          3,469         10,286          5,381
        Income taxes currently receivable/
          payable from Parent                              11,786         (1,429)       (16,782)
        Other liabilities                                  (8,447)        (1,938)        22,625
        Other, net                                          1,100            868         (1,042)
                                                        ---------      ---------      ---------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                              99,027        118,108         96,965
                                                        ---------      ---------      ---------
CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock         (266,757)       (33,317)      (497,462)
   Mortgage loans                                         (31,540)        (7,158)       (66,338)
   Common stock                                               (58)          (813)            --
   Other investments, excluding
        short-term investments                               (229)            --             --
Sales of:
     Bonds, notes and redeemable preferred stock          246,769        171,702        399,790
     Other investments, excluding
        short-term investments                                 42            487            914
Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock          149,150        162,464         73,380
     Mortgage loans                                        26,813         51,998         31,188
     Other investments, excluding
        short-term investments                              2,767          2,324            580
Short-term investments received
     from (transferred to) AIG SunAmerica
     Life Assurance Company in assumption
     reinsurance transaction with MBL Life
     Assurance Corporation                                     --        (16,741)       371,634
                                                        ---------      ---------      ---------
NET CASH PROVIDED BY INVESTING ACTIVITIES               $ 126,957      $ 330,946      $ 313,686
                                                        ---------      ---------      ---------


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                               Years Ended December 31,
                                                        ---------------------------------------
                                                           2001           2000          1999
                                                        ---------      ---------      ---------
                                                                     (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts                           $  66,463      $  41,365      $  36,249
      Universal life insurance
         contracts                                         10,466         10,931          4,790
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                                           (33,539)       (47,090)       (37,223)
   Withdrawal payments on:
      Fixed annuity contracts                            (207,166)      (355,023)      (350,019)
      Universal life insurance
         contracts                                        (11,565)       (17,541)       (13,781)
   Claims and annuity payments on:
      Fixed annuity contracts                             (30,242)       (33,171)       (31,906)
      Universal life insurance
         contracts                                        (17,567)       (28,611)        (7,877)
   Net repayments of other short-term
      financings                                           (1,656)        (8,560)            --
   Dividend paid to Parent                                (12,900)            --             --
                                                        ---------      ---------      ---------
NET CASH USED IN
   FINANCING ACTIVITIES                                  (237,706)      (437,700)      (399,767)
                                                        ---------      ---------      ---------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                             (11,722)        11,354         10,884

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                  40,704         29,350         18,466
                                                        ---------      ---------      ---------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $  28,982      $  40,704      $  29,350
                                                        =========      =========      =========

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Income taxes paid to (received from) Parent, net     $  (6,113)     $   5,681      $  28,720
                                                        =========      =========      =========


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuities and universal life contracts in the State of New York.

The Company's net investment income and net realized investment losses and fee income by primary product line or service are as follows:

                                               Years Ended December 31,
                                           -------------------------------
                                              2001        2000        1999
                                           -------     -------     -------
                                                   (In thousands)
Net investment income and
        net realized investment
          losses on fixed
          rate products                    $17,815     $21,337     $31,656
                                           -------     -------     -------
Fee income:
        Variable annuity fees                8,041       9,140       6,600
        Universal life insurance
          fees                               3,400       2,166       1,115
        Surrender charges, principally
          fixed-rate products                2,141       3,776       3,296
                                           -------     -------     -------
        Total fee income                    13,582      15,082      11,011
                                           -------     -------     -------
Total                                      $31,397     $36,419     $42,667
                                           =======     =======     =======

Substantially all of the Company's revenues are derived from the United States. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Two independent selling organizations in the annuity operations represented approximately 35.7% and 8.3% of sales in the year ended December 31, 2001, approximately 13.7% and 10.8% of sales in the year ended December 31, 2000 and approximately 19.3% and 11.1% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for more than 10% of sales for any such period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

1.      NATURE OF OPERATIONS (Continued)

        The Company is an indirect wholly owned subsidiary of SunAmerica Inc. ("SunAmerica"), which is a wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholder reserves upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in value are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Other invested assets include real estate, which is reduced by impairment provisions, and policy loans, which are carried at unpaid balances.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $8,159,000 and $9,944,000 for the years ended December 31, 2001, and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $3,500,000 and increased by $17,300,000 at December 31, 2001 and 2000, respectively, for this adjustment.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
        Reserves for fixed annuity and universal life insurance contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

        FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income as earned.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and became effective for the Company on January 1, 2001. Because of the Company's minimal use of derivatives, the new Statement has no impact on either the earnings or the financial position of the Company at December 31, 2001.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $520,000 ($800,000 before tax).

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.      ACQUISITION

        On December 31, 1998, AIG SALAC acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, AIG SALAC acquired assets having an aggregate fair value of $5,718,227,000 composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company via an assumption reinsurance agreement. As part of this acquisition, invested assets equal to $678,272,000, universal life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were assumed by the Company. On a pro forma basis, assuming the MBL Life acquisition had been consummated on January 1 1999, the beginning of the earliest period presented here, investment income would have been $150,619,000 for the year ended December 31, 1999. Net income would have been $9,364,000 for the year ended December 31, 1999. The $128,420,000 purchase price was allocated between the Company and AIG SALAC based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

        As part of the Acquisition, AIG SALAC received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Included in the AIG SALAC's reserves transferred to the Company in 1999 were $34,657,000 of such policy enhancement reserves. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to AIG SALAC by the Company. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on June 30, 2001 and January 1, 2000 amounted to $4,369,000 and $4,911,000 respectively and were either credited to these policyholders or paid as benefits through withdrawals or accelerated death benefits during 2001 and 2000. The Company's reserve for the remaining payments totaled $8,435,000 at December 31, 2001.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                   Estimated
                                                    Amortized           Fair
                                                         Cost          Value
                                                   ----------     ----------
                                                        (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                               $    1,996     $    1,993
        Mortgage-backed securities                    494,719        503,999
        Securities of public utilities                 53,423         53,817
        Corporate bonds and notes                     417,318        415,343
        Other debt securities                         155,121        153,051
                                                   ----------     ----------
          Total                                    $1,122,577     $1,128,203
                                                   ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                               $      520     $      521
        Mortgage-backed securities                    557,060        556,929
        Securities of public utilities                 25,290         25,384
        Corporate bonds and notes                     491,898        460,152
        Other debt securities                         194,572        194,483
                                                   ----------     ----------
          Total                                    $1,269,340     $1,237,469
                                                   ==========     ==========

        The amortized cost and estimated fair value of bonds and notes by contractual maturity, as of December 31, 2001, follow:

                                                                   Estimated
                                                    Amortized           Fair
                                                         Cost          Value
                                                   ----------     ----------
                                                        (In thousands)
        Due in one year or less                    $   20,898     $   21,235
        Due after one year through five years         231,757        240,559
        Due after five years through ten years        274,434        264,327
        Due after ten years                           100,769         98,083
        Mortgage-backed securities                    494,719        503,999
                                                   ----------     ----------

          Total                                    $1,122,577     $1,128,203
                                                   ==========     ==========

        Actual maturities of bonds and notes may differ from those shown above due to prepayments and redemptions.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                   Gross          Gross
                                               Unrealized    Unrealized
                                                    Gains        Losses
                                               ----------    ----------
                                                     (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                             $     --      $     (3)
        Mortgage-backed securities                 11,270        (1,990)
        Securities of public utilities                810          (416)
        Corporate bonds and notes                  13,903       (15,878)
        Other debt securities                         914        (2,984)
                                                 --------      --------
          Total                                  $ 26,897      $(21,271)
                                                 ========      ========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                             $      1      $     --
        Mortgage-backed securities                  6,238        (6,369)
        Securities of public utilities                286          (192)
        Corporate bonds and notes                   4,857       (36,603)
        Other debt securities                       3,203        (3,292)
                                                 --------      --------
          Total                                  $ 14,585      $(46,456)
                                                 ========      ========

        Gross unrealized gains on equity securities aggregated $12,000 and $6,000 at December 31, 2001 and 2000, respectively. Gross unrealized losses on equity securities aggregated $339,000 and $34,000 at December 31, 2001 and 2000, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $   8,220      $   3,221      $   6,040
          Realized losses                 (10,222)        (3,147)        (9,688)

        OTHER INVESTMENTS:
          Realized gains                       42             --            164
          Realized losses                      --            (48)            --

        IMPAIRMENT WRITEDOWNS             (17,306)       (20,805)        (7,694)
                                        ---------      ---------      ---------

          Total net realized
          investment losses             $ (19,266)     $ (20,779)     $ (11,178)
                                        =========      =========      =========

        The sources and related amounts of investment income are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   1,661      $   1,671      $   4,795
        Bonds and notes                    83,449         99,241        103,503
        Mortgage loans                     14,068         17,547         17,139
        Other invested assets               3,022          3,127          1,839
                                        ---------      ---------      ---------

        Gross investment income           102,200        121,586        127,276
        Less: investment expenses          (1,984)        (2,010)        (1,853)
                                        ---------      ---------      ---------

        Total investment income         $ 100,216      $ 119,576      $ 125,423
                                        =========      =========      =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        No investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity at December 31, 2001.

        At December 31, 2001, mortgage loans were collateralized by properties located in 32 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 13% by properties located in Michigan, approximately 7% by properties located in New York and Wisconsin and no more than 5% of the portfolio was secured by properties located in any other single state.

        At December 31, 2001, bonds and notes included $54,480,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 25 industries with 19% of these assets concentrated in media cable, 18% concentrated in telecommunications, and 9% concentrated in transportation services. No other industry concentration constituted more than 5% of these assets.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $3,377,000 which approximates its estimated fair value.

        At December 31, 2001, $558,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        The estimated fair values of the Company's financial instruments at December 31, 2001 and December 31, 2000, compared with their respective carrying values, are as follows:

                                                     Carrying           Fair
                                                        Value          Value
                                                   ----------     ----------
                                                         (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   28,982     $   28,982
          Bonds and notes                           1,128,203      1,128,203
          Mortgage loans                              172,626        181,276
          Policy Loans                                 37,343         37,343
          Common Stock                                    544            544
          Variable annuity assets held in
             separate accounts                        514,203        514,203

        LIABILITIES:
          Reserves for fixed annuity contracts     $1,024,830     $  979,473
          Variable annuity liabilities related
             to separate accounts                     514,203        514,203

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

               5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)



                                                     Carrying           Fair
                                                        Value          Value
                                                   ----------     ----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   40,704     $   40,704
          Bonds and notes                           1,237,469      1,237,469
          Mortgage loans                              167,408        172,600
          Policy loans                                 39,881         39,881
          Common stock                                    785            785
          Variable annuity assets held in
             separate accounts                        565,547        565,547

        LIABILITIES:
          Reserves for fixed annuity contracts     $1,186,996     $1,115,964
          Variable annuity liabilities related
             to separate accounts                     565,547        565,547

6.      REINSURANCE

        With respect to the Company's reinsurance, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference.

        The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. The agreements, which represent predominantly yearly renewable term insurance, allow for maximum retention on any single life of $2,000,000. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $1,090,000 was taken against the life insurance reserves.

7.      COMMITMENTS AND CONTINGENT LIABILITIES

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company with the potential exception of McMurdie et al. v. SunAmerica Inc. et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

        In the ordinary course of business, the Company is obligated to purchase approximately $11,000,000 of asset backed securities as of December 31, 2001. The expiration dates of these commitments are as follows:
        $7,000,000 in 2003 and $4,000,000 in 2004.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2001 and December 31, 2000, 300 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                 Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        ADDITIONAL PAID-IN
          CAPITAL:
          Beginning balances            $ 144,428      $ 144,428      $ 144,428
                                        ---------      ---------      ---------
        Ending balances                 $ 144,428      $ 144,428      $ 144,428
                                        =========      =========      =========
        RETAINED EARNINGS:
          Beginning balances            $  49,689      $  42,409      $  34,737
          Net income                        8,193          7,280          7,672
          Dividend paid to Parent         (12,900)            --             --
                                        ---------      ---------      ---------
        Ending balances                 $  44,982      $  49,689      $  42,409
                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE INCOME
          (LOSS):
             Beginning balances         $  (9,489)     $ (28,597)     $   2,510
             Change in net
                unrealized gains
                (losses) on bonds
                and notes available
                for sale                   37,497         32,324        (83,948)
             Change in net
                unrealized gains
                (losses) on equity
                securities                   (300)           (27)            (9)
             Change in adjustment
                to deferred
                acquisition costs         (20,800)        (2,900)        36,100
             Tax effects of net
                changes                    (5,739)       (10,289)        16,750
                                        ---------      ---------      ---------
        Ending balances                 $   1,169      $  (9,489)     $ (28,597)
                                        =========      =========      =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Director of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. The Company paid a dividend of $12,900,000 to its Parent on April 2, 2001. Currently, the maximum amount of dividends which can be paid to stockholders in the year 2002 without prior approval, would be 10% of the Company's December 31, 2001 surplus, or $11,921,000.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2001, 2000 and 1999 was approximately $4,525,000, $21,597,000 and $14,210,000, respectively. The Company's statutory capital and surplus totaled approximately $122,209,000 at December 31, 2001, $132,289,000 at December 31, 2000 and $111,338,000 at December 31,
        1999.

        In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification"). Codification is effective January 1, 2001 and replaces the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting practices. Codification has been adopted by all fifty states as the prescribed basis of accounting. New York, however, has made certain modifications (e.g., no deferred taxes will be recorded for companies domiciled in the State of New York). The adoption of Codification resulted in a decrease to the Company's statutory surplus of approximately $14,247,000.

9.      INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                  Net realized
                                    Investment
                                Gains (Losses)   Operations       Total
                                --------------   ----------     -------
                                            (In thousands)
        December 31, 2001:

        Currently payable              $(2,149)     $ 7,822     $ 5,673
        Deferred                        (5,371)       5,878         507
                                       -------      -------     -------
          Total income tax expense
             (benefit)                 $(7,520)     $13,700     $ 6,180
                                       =======      =======     =======

        December 31, 2000:

        Currently payable              $(1,751)     $ 6,003     $ 4,252
        Deferred                        (5,960)       6,033          73
                                       -------      -------     -------
          Total income tax expense
             (benefit)                 $(7,711)     $12,036     $ 4,325
                                       =======      =======     =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.      INCOME TAXES (Continued)

                                   Net realized
                                     Investment
                                 Gains (Losses)    Operations        Total
                                 --------------    ----------     --------
                                            (In thousands)
        December 31, 1999:

        Currently payable              $  2,345      $  9,593     $ 11,938
        Deferred                         (6,772)        1,455       (5,317)
                                       --------      --------     --------
          Total income tax expense
          (benefit)                    $ (4,427)     $ 11,048     $  6,621
                                       ========      ========     ========

        Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                        Years Ended December 31,
                                                  ---------------------------------
                                                     2001         2000         1999
                                                  -------      -------      -------
                                                           (In thousands)
        Amount computed at
          statutory rate                          $ 5,213      $ 4,062      $ 4,984
        Increases (decreases) resulting from:
             Amortization of
                differences
                between book and
                tax bases of net
                assets acquired                        --           --          223
             State income taxes,
                net of federal
                tax benefit                           795          541        1,817
             Dividends received
                deduction                            (509)        (837)        (263)
             Other, net                               681          559         (140)
                                                  -------      -------      -------
             Total income tax
                expense                           $ 6,180      $ 4,325      $ 6,621
                                                  =======      =======      =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.      INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for Deferred Income Taxes are as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                          2001          2000
                                                      --------      --------
                                                          (In thousands)
        DEFERRED TAX LIABILITIES:
          Deferred acquisition costs                  $ 19,073      $ 21,979
          Other liabilities                              4,838           100
          Net unrealized gains on debt and
             equity securities available for sale          630            --
                                                      --------      --------

          Total deferred tax liabilities                24,541        22,079
                                                      --------      --------

        DEFERRED TAX ASSETS:
          Contractholder reserves                      (12,910)      (10,665)
          Net unrealized losses on debt and
             equity securities available for sale           --        (5,110)
          Other assets                                 (13,578)      (14,218)
                                                      --------      --------
          Total deferred tax assets                    (26,488)      (29,993)
                                                      --------      --------
          Deferred income taxes                       $ (1,947)     $ (7,914)
                                                      ========      ========

        In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.     RELATED-PARTY MATTERS

        The Company pays commissions to seven affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $1,332,000 in the year ended December 31, 2001, $2,058,000 in the year ended December 31, 2000 and $1,976,000 in the year ended December 31, 1999. These broker-dealers represent a significant portion of the Company's business, amounting to 17.4%, 30.5% and 37.5% of premiums for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $6,469,000 for the year ended December 31, 2001, $8,229,000 for the year ended December 31, 2000 and $7,959,000 for the year ended December 31, 1999. The marketing components of such costs during these periods amounted to $1,930,000, $3,581,000 and $2,907,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.

        During the year ended December 31, 2001, the Company distributed a $12,900,000 dividend payment to its Parent (See Note 8).

        During the year ended December 31, 2000, the Company transferred $16,741,000 in cash and short-term investments to AIG SALAC related to an actuarial adjustment on the policy enhancements related to the Acquisition (See Note 3).

        During the year ended December 31, 1999 AIG SALAC transferred short-term investments, bonds and policy loans to the Company with an aggregate fair value of $678,272,000 as part of the transfer of the New York Business from the Acquisition (See Note 3).

                          FS VARIABLE SEPARATE ACCOUNT

               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account (Portion Relating to the POLARIS Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account (Portion Relating to the POLARIS Variable Annuity), a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California
March 25, 2002

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001

                                                     Government
                                        Capital         and                      Natural     Aggressive    Alliance        Asset
                                      Appreciation  Quality Bond    Growth      Resources      Growth       Growth       Allocation
                                       Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                      -----------   ------------  -----------   ----------   -----------   -----------   -----------
Assets:
   Investments in Anchor Series
       Trust, at market value         $36,917,796   $22,242,486   $18,164,904   $2,408,347   $         0   $         0   $         0
   Investments in SunAmerica Series
       Trust, at market value                   0             0             0            0    12,935,566    67,966,258    16,914,334

Liabilities                                     0             0             0            0             0             0             0
                                      -----------   -----------   -----------   ----------   -----------   -----------   -----------
Net Assets                            $36,917,796   $22,242,486   $18,164,904   $2,408,347   $12,935,566   $67,966,258   $16,914,334
                                      ===========   ===========   ===========   ==========   ===========   ===========   ===========
Accumulation units outstanding          1,090,165     1,450,903       667,604      168,114       947,783     2,083,516       908,702
                                      ===========   ===========   ===========   ==========   ===========   ===========   ===========
Unit value of accumulation units      $     33.86   $     15.33   $     27.21   $    14.33   $     13.65   $     32.62   $     18.61
                                      ===========   ===========   ===========   ==========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                                                 Davis
                                         Blue Chip    Cash        Corporate     Venture     "Dogs" of    Emerging     Federated
                                          Growth    Management      Bond         Value     Wall Street    Markets       Value
                                         Portfolio  Portfolio     Portfolio    Portfolio     Portfolio   Portfolio    Portfolio
                                        --------   -----------   ----------   -----------  -----------   ----------   -----------
Assets:
     Investments in Anchor Series
         Trust, at market value         $      0   $         0   $        0   $         0   $        0   $        0   $         0
     Investments in SunAmerica Series
         Trust, at market value          479,015    21,217,007    9,484,407    66,881,597    1,281,335    3,954,499    14,619,213

Liabilities                                    0             0            0             0            0            0             0
                                        --------   -----------   ----------   -----------   ----------   ----------   -----------

Net Assets                              $479,015   $21,217,007   $9,484,407   $66,881,597   $1,281,335   $3,954,499   $14,619,213
                                        ========   ===========   ==========   ===========   ==========   ==========   ===========


Accumulation units outstanding            71,516     1,624,211      678,806     2,548,423      132,220      604,720       892,376
                                        ========   ===========   ==========   ===========   ==========   ==========   ===========

Unit value of accumulation units        $   6.69   $     13.06   $    13.97   $     26.25   $     9.69   $     6.54   $     16.38
                                        ========   ===========   ==========   ===========   ==========   ==========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                                   Goldman                                           International
                                         Global        Global       Sachs       Growth-     Growth       High-Yield   Diversified
                                          Bond        Equities     Research     Income    Opportunities     Bond       Equities
                                        Portfolio     Portfolio    Portfolio   Portfolio    Portfolio     Portfolio   Portfolio
                                        ----------   -----------   ---------  ----------- -------------  ----------  -------------
Assets:
     Investments in Anchor Series
         Trust, at market value         $        0   $         0   $      0   $         0    $      0    $        0   $        0
     Investments in SunAmerica Series
         Trust, at market value          4,677,847    10,963,676    282,027    49,416,866     541,072     9,913,006    8,660,774

Liabilities                                      0             0          0             0           0             0            0
                                        ----------   -----------   --------   -----------    --------    ----------   ----------
Net Assets                              $4,677,847   $10,963,676   $282,027   $49,416,866    $541,072    $9,913,006   $8,660,774
                                        ==========   ===========   ========   ===========    ========    ==========   ==========

Accumulation units outstanding             298,386       627,495     39,318     1,840,665      93,154       792,749      849,549
                                        ==========   ===========   ========   ===========    ========    ==========   ==========

Unit value of accumulation units        $    15.68   $     17.47   $   7.17   $     26.85    $   5.81    $    12.51   $    10.20
                                        ==========   ===========   ========   ===========    ========    ==========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)

                                       International    MFS           MFS
                                          Growth &    Growth &       Mid-Cap        MFS        Putnam          Real      SunAmerica
                                          Income       Income        Growth     Total Return   Growth         Estate      Balanced
                                        Portfolio     Portfolio     Portfolio    Portfolio    Portfolio      Portfolio    Portfolio
                                       ------------- -----------   ----------   ------------  -----------   ----------   -----------
Assets:
     Investments in Anchor Series
         Trust, at market value         $        0   $         0   $        0   $         0   $         0   $        0   $         0
     Investments in SunAmerica Series
         Trust, at market value          7,804,901    10,620,195    7,895,586    15,765,235    16,876,671    2,851,593    17,790,327

Liabilities                                      0             0            0             0             0            0             0
                                        ----------   -----------   ----------   -----------   -----------   ----------   -----------
Net Assets                              $7,804,901   $10,620,195   $7,895,586   $15,765,235   $16,876,671   $2,851,593   $17,790,327
                                        ==========   ===========   ==========   ===========   ===========   ==========   ===========

Accumulation units outstanding             726,543       553,233      588,354       742,776       883,836      251,509     1,184,966
                                        ==========   ===========   ==========   ===========   ===========   ==========   ===========

Unit value of accumulation units        $    10.74   $     19.20   $    13.42   $     21.22   $     19.10   $    11.34   $     15.02
                                        ==========   ===========   ==========   ===========   ===========   ==========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001


                                                      Telecom      Worldwide
                                         Technology   Utility     High Income
                                          Portfolio  Portfolio     Portfolio       TOTAL
                                         ----------  ----------   -----------  ------------
Assets:
       Investments in Anchor Series
           Trust, at market value         $      0   $        0   $        0   $ 79,733,533
       Investments in SunAmerica Series
           Trust, at market value          337,143    4,437,756    5,321,304    389,889,210

Liabilities                                      0            0            0              0
                                          --------   ----------   ----------   ------------
Net Assets                                $337,143   $4,437,756   $5,321,304   $469,622,743
                                          ========   ==========   ==========   ============
Accumulation units outstanding              97,649      385,837      372,116
                                          ========   ==========   ==========

Unit value of accumulation units          $   3.45   $    11.50   $    14.30
                                          ========   ==========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001


                                                                     Market Value      Market
Variable Accounts                                          Shares      Per Share        Value               Cost
                                                          ---------  ------------    ------------      ------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                       1,246,630      $29.61      $ 36,917,796      $ 44,698,576
     Government and Quality Bond Portfolio                1,505,744       14.77        22,242,486        21,995,541
     Growth Portfolio                                       727,788       24.96        18,164,904        22,245,901
     Natural Resources Portfolio                            136,406       17.66         2,408,347         2,339,193
                                                                                     ------------      ------------
                                                                                       79,733,533        91,279,211
                                                                                     ------------      ------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio                          1,429,064        9.05        12,935,566        21,509,452
     Alliance Growth Portfolio                            3,331,257       20.40        67,966,258        91,912,264
     Asset Allocation Portfolio                           1,299,850       13.01        16,914,334        18,952,400
     Blue Chip Growth Portfolio                              69,628        6.88           479,015           493,256
     Cash Management Portfolio                            1,919,809       11.05        21,217,007        21,633,374
     Corporate Bond Portfolio                               855,477       11.09         9,484,407         9,585,659
     Davis Venture Value Portfolio                        3,145,083       21.27        66,881,597        66,935,375
     "Dogs" of Wall Street Portfolio                        137,034        9.35         1,281,335         1,205,968
     Emerging Markets Portfolio                             597,914        6.61         3,954,499         5,211,079
     Federated Value Portfolio                              964,924       15.15        14,619,213        14,419,278
     Global Bond Portfolio                                  441,018       10.61         4,677,847         4,892,693
     Global Equities Portfolio                              978,489       11.20        10,963,676        16,053,347
     Goldman Sachs Research Portfolio                        38,608        7.30           282,027           313,799
     Growth-Income Portfolio                              2,225,929       22.20        49,416,866        55,627,082
     Growth Opportunities Portfolio                          91,704        5.90           541,072           571,867
     High-Yield Bond Portfolio                            1,422,835        6.97         9,913,006        11,706,877
     International Diversified Equities Portfolio         1,136,067        7.62         8,660,774        12,776,797
     International Growth & Income Portfolio                826,425        9.44         7,804,901         9,988,497
     MFS Growth & Income Portfolio                          966,699       10.99        10,620,195        12,975,312
     MFS Mid-Cap Growth Portfolio                           720,322       10.96         7,895,586        11,239,945
     MFS Total Return Portfolio                           1,018,974       15.47        15,765,235        15,180,420
     Putnam Growth Portfolio                              1,098,458       15.36        16,876,671        23,384,413
     Real Estate Portfolio                                  263,751       10.81         2,851,593         2,726,440
     SunAmerica Balanced Portfolio                        1,240,006       14.35        17,790,327        20,156,542
     Technology Portfolio                                    95,524        3.53           337,143           344,782
     Telecom Utility Portfolio                              424,523       10.45         4,437,756         5,659,833
     Worldwide High Income Portfolio                        698,399        7.62         5,321,304         6,393,566
                                                                                     ------------      ------------
                                                                                      389,889,210       461,850,317
                                                                                     ------------      ------------

                                                                                     $469,622,743      $553,129,528
                                                                                     ============      ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001


                                                      Government
                                          Capital        and                     Natural     Aggressive    Alliance        Asset
                                        Appreciation Quality Bond    Growth     Resources      Growth       Growth      Allocation
                                         Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------
Investment income:
     Dividends and capital gains
       distributions                   $  9,465,153  $    847,679  $ 2,868,610  $   206,527  $ 3,370,844  $  6,753,072  $   967,507
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------
         Total investment income          9,465,153       847,679    2,868,610      206,527    3,370,844     6,753,072      967,507
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------

Expenses:
     Mortality and expense risk charges    (553,565)     (257,511)    (267,446)     (39,214)    (225,629)   (1,002,226)    (241,454)
     Distribution expense charge            (60,609)      (28,195)     (29,282)      (4,293)     (24,704)     (109,733)     (26,437)
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------
         Total expenses                    (614,174)     (285,706)    (296,728)     (43,507)    (250,333)   (1,111,959)    (267,891)
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------

Net investment income (loss)              8,850,979       561,973    2,571,882      163,020    3,120,511     5,641,113      699,616
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------

Net realized gains (losses) from
    securities transactions:
     Proceeds from shares sold            7,718,982    11,380,009    3,688,385    1,136,925    4,900,417    10,513,478    2,642,464
     Cost of shares sold                 (9,001,787)  (11,177,702)  (4,566,111)  (1,113,360)  (6,586,053)  (14,133,938)  (2,934,641)
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------

Net realized gains (losses) from
    securities transactions              (1,282,805)      202,307     (877,726)      23,565   (1,685,636)   (3,620,460)    (292,177)
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------

Net unrealized appreciation
    (depreciation) of investments:
     Beginning of period                  6,715,945       247,109    1,100,243      390,374      367,079    (8,168,947)    (767,063)
     End of period                       (7,780,780)      246,945   (4,080,997)      69,154   (8,573,886)  (23,946,006)  (2,038,066)
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------

Change in net unrealized appreciation
    (depreciation) of investments       (14,496,725)         (164)  (5,181,240)    (321,220)  (8,940,965)  (15,777,059)  (1,271,003)
                                       ------------  ------------  -----------  -----------  -----------  ------------  -----------

Increase (decrease) in net assets
    from operations                    $ (6,928,551) $    764,116  $(3,487,084) $  (134,635) $(7,506,090) $(13,756,406) $  (863,564)
                                       ============  ============  ===========  ===========  ===========  ============  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                                Davis
                                        Blue Chip      Cash       Corporate    Venture      "Dogs" of   Emerging     Federated
                                         Growth     Management      Bond        Value      Wall Street   Markets       Value
                                        Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------
Investment income:
     Dividends and capital gains
       distributions                    $     178  $    956,561  $   489,225  $ 10,628,460  $  24,022  $    60,641  $   470,791
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------
         Total investment income              178       956,561      489,225    10,628,460     24,022       60,641      470,791
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------

Expenses:
     Mortality and expense risk charges    (2,641)     (232,722)    (112,609)     (919,099)   (12,533)     (53,562)    (151,483)
     Distribution expense charge             (289)      (25,481)     (12,329)     (100,631)    (1,372)      (5,864)     (16,586)
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------
         Total expenses                    (2,930)     (258,203)    (124,938)   (1,019,730)   (13,905)     (59,426)    (168,069)
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------

Net investment income (loss)               (2,752)      698,358      364,287     9,608,730     10,117        1,215      302,722
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------

Net realized gains (losses) from
     securities transactions:
     Proceeds from shares sold            176,053    23,947,828    1,582,593     5,949,173    156,547      779,321    2,970,804
     Cost of shares sold                 (193,655)  (23,978,477)  (1,589,289)   (5,353,106)  (149,403)  (1,040,520)  (3,007,158)
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------

Net realized gains (losses) from
    securities transactions               (17,602)      (30,649)      (6,696)      596,067      7,144     (261,199)     (36,354)
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------

Net unrealized appreciation
    (depreciation) of investments:
     Beginning of period                        0       (21,221)    (271,207)   19,823,249     29,503   (1,391,512)     725,414
     End of period                        (14,241)     (416,367)    (101,252)      (53,778)    75,367   (1,256,580)     199,935
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------

Change in net unrealized appreciation
    (depreciation) of investments         (14,241)     (395,146)     169,955   (19,877,027)    45,864      134,932     (525,479)
                                        ---------  ------------  -----------  ------------  ---------  -----------  -----------

Increase (decrease) in net assets
    from operations                     $ (34,595) $    272,563  $   527,546  $ (9,672,230) $  63,125  $  (125,052) $  (259,111)
                                        =========  ============  ===========  ============  =========  ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                   Goldman                                             International
                                          Global       Global       Sachs       Growth-       Growth      High-Yield    Diversified
                                           Bond       Equities     Research     Income     Opportunities     Bond        Equities
                                         Portfolio    Portfolio    Portfolio   Portfolio     Portfolio    Portfolio      Portfolio
                                         ---------   -----------   ---------  ------------ ------------- ------------  ------------
Investment income:
     Dividends and capital gains
       distributions                     $ 408,904   $ 1,671,645   $      0   $  3,019,139   $     52    $  1,312,305   $   682,232
                                         ---------   -----------   --------   ------------   --------    ------------   -----------
         Total investment income           408,904     1,671,645          0      3,019,139         52       1,312,305       682,232
                                         ---------   -----------   --------   ------------   --------    ------------   -----------

Expenses:
     Mortality and expense risk charges    (64,635)     (164,980)    (1,802)      (738,065)    (3,256)       (175,285)     (138,861)
     Distribution expense charge            (7,077)      (18,064)      (197)       (80,810)      (356)        (19,192)      (15,204)
                                         ---------   -----------   --------   ------------   --------    ------------   -----------
         Total expenses                    (71,712)     (183,044)    (1,999)      (818,875)    (3,612)       (194,477)     (154,065)
                                         ---------   -----------   --------   ------------   --------    ------------   -----------
Net investment income (loss)               337,192     1,488,601     (1,999)     2,200,264     (3,560)      1,117,828       528,167
                                         ---------   -----------   --------   ------------   --------    ------------   -----------
Net realized gains (losses) from
    securities transactions:
     Proceeds from shares sold             774,535     3,617,043     24,628      8,467,798     22,893      19,975,205     2,921,599
     Cost of shares sold                  (768,081)   (4,782,113)   (27,923)    (9,172,077)   (25,065)    (22,898,949)   (3,940,681)
                                         ---------   -----------   --------   ------------   --------    ------------   -----------
Net realized gains (losses) from
    securities transactions                  6,454    (1,165,070)    (3,295)      (704,279)    (2,172)     (2,923,744)   (1,019,082)
                                         ---------   -----------   --------   ------------   --------    ------------   -----------

Net unrealized appreciation
    (depreciation) of investments:
     Beginning of period                   (30,056)   (1,896,642)         0      6,319,137          0      (2,950,458)   (1,540,248)
     End of period                        (214,846)   (5,089,671)   (31,772)    (6,210,216)   (30,795)     (1,793,871)   (4,116,023)
                                         ---------   -----------   --------   ------------   --------    ------------   -----------

Change in net unrealized appreciation
    (depreciation) of investments         (184,790)   (3,193,029)   (31,772)   (12,529,353)   (30,795)      1,156,587    (2,575,775)
                                         ---------   -----------   --------   ------------   --------    ------------   -----------

Increase (decrease) in net assets
    from operations                      $ 158,856   $(2,869,498)  $(37,066)  $(11,033,368)  $(36,527)   $   (649,329)  $(3,066,690)
                                         =========   ===========   ========   ============   ========    ============   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)

                                         International    MFS           MFS         MFS
                                           Growth &     Growth &      Mid-Cap      Total        Putnam        Real      SunAmerica
                                            Income       Income       Growth      Return        Growth       Estate      Balanced
                                           Portfolio    Portfolio    Portfolio   Portfolio     Portfolio    Portfolio    Portfolio
                                         ------------- -----------  -----------  -----------  -----------  -----------  -----------
  Investment income:
       Dividends and capital gains
         distributions                    $   379,689  $   540,694  $ 1,264,625  $   723,922  $   636,512  $    65,436  $   959,374
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
           Total investment income            379,689      540,694    1,264,625      723,922      636,512       65,436      959,374
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

  Expenses:
       Mortality and expense risk charges    (116,726)    (150,589)    (102,992)    (179,992)    (275,202)     (29,368)    (262,082)
       Distribution expense charge            (12,780)     (16,488)     (11,276)     (19,707)     (30,132)      (3,216)     (28,695)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
           Total expenses                    (129,506)    (167,077)    (114,268)    (199,699)    (305,334)     (32,584)    (290,777)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net investment income (loss)                250,183      373,617    1,150,357      524,223      331,178       32,852      668,597
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

  Net realized gains (losses) from
      securities transactions:
      Proceeds from shares sold             1,226,350    1,720,804    1,342,935      901,404    3,655,763    1,278,846    2,701,007
      Cost of shares sold                  (1,458,568)  (2,201,759)  (1,778,699)    (850,006)  (4,985,471)  (1,245,092)  (2,926,005)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

  Net realized gains (losses) from
      securities transactions                (232,218)    (480,955)    (435,764)      51,398   (1,329,708)      33,754     (224,998)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

  Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                     224,852     (205,976)    (443,967)   1,243,461     (950,264)      92,410    1,252,989
      End of period                        (2,183,596)  (2,355,117)  (3,344,359)     584,815   (6,507,742)     125,153   (2,366,215)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in net unrealized appreciation
      (depreciation) of investments        (2,408,448)  (2,149,141)  (2,900,392)    (658,646)  (5,557,478)      32,743   (3,619,204)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

  Increase (decrease) in net assets
      from operations                     $(2,390,483) $(2,256,479) $(2,185,799) $   (83,025) $(6,556,008) $    99,349  $(3,175,605)
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)


                                                                       Telecom        Worldwide
                                                       Technology      Utility       High Income
                                                       Portfolio      Portfolio       Portfolio          TOTAL
                                                       ----------    -----------     -----------     -------------
  Investment income:
       Dividends and capital gains distributions       $       0     $   143,346     $   628,845     $  49,545,990
                                                       ---------     -----------     -----------     -------------
           Total investment income                             0         143,346         628,845        49,545,990
                                                       ---------     -----------     -----------     -------------
  Expenses:
       Mortality and expense risk charges                 (1,949)        (65,065)        (79,173)       (6,621,716)
       Distribution expense charge                          (213)         (7,124)         (8,669)         (725,005)
                                                       ---------     -----------     -----------     -------------
           Total expenses                                 (2,162)        (72,189)        (87,842)       (7,346,721)
                                                       ---------     -----------     -----------     -------------

  Net investment income (loss)                            (2,162)         71,157         541,003        42,199,269
                                                       ---------     -----------     -----------     -------------

  Net realized gains (losses) from securities
      transactions:
       Proceeds from shares sold                         104,230       1,060,236       5,425,030       132,763,285
       Cost of shares sold                              (124,891)     (1,246,691)     (6,093,893)     (149,351,164)
                                                       ---------     -----------     -----------     -------------

  Net realized gains (losses) from
      securities transactions                            (20,661)       (186,455)       (668,863)      (16,587,879)
                                                       ---------     -----------     -----------     -------------

  Net unrealized appreciation (depreciation)
      of investments:
       Beginning of period                                     0        (579,309)       (928,934)       18,385,961
       End of period                                      (7,639)     (1,222,077)     (1,072,262)      (83,506,785)
                                                       ---------     -----------     -----------     -------------

Change in net unrealized appreciation
      (depreciation) of investments                       (7,639)       (642,768)       (143,328)     (101,892,746)
                                                       ---------     -----------     -----------     -------------

  Increase (decrease) in net assets from operations    $ (30,462)    $  (758,066)    $  (271,188)    $ (76,281,356)
                                                       =========     ===========     ===========     =============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                                  Government
                                       Capital       and                        Natural    Aggressive    Alliance         Asset
                                    Appreciation Quality Bond     Growth       Resources     Growth       Growth        Allocation
                                      Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio      Portfolio
                                    ------------ -------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)   $  8,850,979  $    561,973  $  2,571,882  $   163,020  $  3,120,511  $  5,641,113  $    699,616
     Net realized gains (losses)
       from securities transactions   (1,282,805)      202,307      (877,726)      23,565    (1,685,636)   (3,620,460)     (292,177)
     Change in net unrealized
        appreciation(depreciation)
        of investments               (14,496,725)         (164)   (5,181,240)    (321,220)   (8,940,965)  (15,777,059)   (1,271,003)
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------

         Increase (decrease) in net
           assets from operations     (6,928,551)      764,116    (3,487,084)    (134,635)   (7,506,090)  (13,756,406)     (863,564)
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------

From capital transactions:
     Net proceeds from units sold      1,539,018     1,042,359       872,531       87,008       290,229     1,989,705       286,500
     Cost of units redeemed           (2,738,205)   (1,844,805)   (1,169,523)     (99,983)     (937,160)   (4,667,279)   (1,834,969)
     Net transfers                    (1,228,396)    8,687,560      (139,496)     174,683    (2,882,206)   (1,927,399)      969,140
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------

         Increase (decrease) in net
           assets from capital
           transactions               (2,427,583)    7,885,114      (436,488)     161,708    (3,529,137)   (4,604,973)     (579,329)
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in net assets     (9,356,134)    8,649,230    (3,923,572)      27,073   (11,035,227)  (18,361,379)   (1,442,893)
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------

Net assets at beginning of period     46,273,930    13,593,256    22,088,476    2,381,274    23,970,793    86,327,637    18,357,227
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------
Net assets at end of period         $ 36,917,796  $ 22,242,486  $ 18,164,904  $ 2,408,347  $ 12,935,566  $ 67,966,258  $ 16,914,334
                                    ============  ============  ============  ===========  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                           44,122        68,397        30,085        5,596        17,726        59,074        15,102
     Units redeemed                      (79,030)     (122,638)      (43,362)      (7,135)      (61,518)     (139,112)      (99,126)
     Units transferred                   (51,192)      571,430       (14,050)       7,695      (190,203)      (78,177)       48,807
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in units
   outstanding                           (86,100)      517,189       (27,327)       6,156      (233,995)     (158,215)      (35,217)
Beginning units                        1,176,265       933,714       694,931      161,958     1,181,778     2,241,731       943,919
                                    ------------  ------------  ------------  -----------  ------------  ------------  ------------

Ending units                           1,090,165     1,450,903       667,604      168,114       947,783     2,083,516       908,702
                                    ============  ============  ============  ===========  ============  ============  ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                               Davis
                                      Blue Chip     Cash         Corporate    Venture     "Dogs" of     Emerging     Federated
                                       Growth     Management       Bond        Value      Wall Street    Markets       Value
                                      Portfolio   Portfolio     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $  (2,752) $    698,358  $   364,287  $  9,608,730  $    10,117  $     1,215  $    302,722
     Net realized gains (losses) from
         securities transactions        (17,602)      (30,649)      (6,696)      596,067        7,144     (261,199)      (36,354)
     Change in net unrealized
         appreciation (depreciation)
         of investments                 (14,241)     (395,146)     169,955   (19,877,027)      45,864      134,932      (525,479)
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------

         Increase (decrease) in net
           assets from operations       (34,595)      272,563      527,546    (9,672,230)      63,125     (125,052)     (259,111)
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------

From capital transactions:
     Net proceeds from units sold       245,138     4,093,257      560,418     2,017,892       90,696      100,009       568,125
     Cost of units redeemed             (23,168)   (3,476,500)    (744,479)   (4,434,598)     (28,517)    (227,094)     (896,572)
     Net transfers                      291,640     9,469,490    2,190,862     5,749,631      482,188       22,582     5,507,883
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------

         Increase (decrease) in net
             assets from capital
             transactions               513,610    10,086,247    2,006,801     3,332,925      544,367     (104,503)    5,179,436
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------

Increase (decrease) in net assets       479,015    10,358,810    2,534,347    (6,339,305)     607,492     (229,555)    4,920,325
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------

Net assets at beginning of period             0    10,858,197    6,950,060    73,220,902      673,843    4,184,054     9,698,888
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------
Net assets at end of period           $ 479,015  $ 21,217,007  $ 9,484,407  $ 66,881,597  $ 1,281,335  $ 3,954,499  $ 14,619,213
                                      =========  ============  ===========  ============  ===========  ===========  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                          32,461       315,612       40,751        74,006        9,705       15,003        32,379
     Units redeemed                      (3,666)     (267,455)     (53,878)     (166,989)      (2,996)     (35,782)      (55,397)
     Units transferred                   42,721       730,998      158,529       204,915       51,635        6,084       345,887
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------

Increase (decrease) in units
    outstanding                          71,516       779,155      145,402       111,932       58,344      (14,695)      322,869
Beginning units                               0       845,056      533,404     2,436,491       73,876      619,415       569,507
                                      ---------  ------------  -----------  ------------  -----------  -----------  ------------

Ending units                             71,516     1,624,211      678,806     2,548,423      132,220      604,720       892,376
                                      =========  ============  ===========  ============  ===========  ===========  ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                  Goldman                                              International
                                         Global       Global       Sachs       Growth-       Growth       High-Yield   Diversified
                                          Bond       Equities    Research      Income     Opportunities      Bond       Equities
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio      Portfolio    Portfolio
                                      -----------  ------------  ---------  ------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $   337,192  $  1,488,601  $  (1,999) $  2,200,264    $  (3,560)   $  1,117,828  $    528,167
     Net realized gains (losses) from
         securities transactions            6,454    (1,165,070)    (3,295)     (704,279)      (2,172)     (2,923,744)   (1,019,082)
     Change in net unrealized
         appreciation (depreciation)
         of investments                  (184,790)   (3,193,029)   (31,772)  (12,529,353)     (30,795)      1,156,587    (2,575,775)
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------

         Increase (decrease) in net
           assets from operations         158,856    (2,869,498)   (37,066)  (11,033,368)     (36,527)       (649,329)   (3,066,690)
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------

From capital transactions:
     Net proceeds from units sold         114,622       298,656    116,025     1,696,053      117,095         239,286       252,536
     Cost of units redeemed              (324,334)     (987,104)    (4,908)   (4,302,148)     (14,632)     (3,223,638)     (647,979)
     Net transfers                        135,745      (548,553)   207,976       306,559      475,136        (381,576)     (318,842)
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------

         Increase (decrease) in net
           assets from capital
           transactions                   (73,967)   (1,237,001)   319,093    (2,299,536)     577,599      (3,365,928)     (714,285)
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------

Increase (decrease) in net assets          84,889    (4,106,499)   282,027   (13,332,904)     541,072      (4,015,257)   (3,780,975)
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------

Net assets at beginning of period       4,592,958    15,070,175          0    62,749,770            0      13,928,263    12,441,749
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------
Net assets at end of period           $ 4,677,847  $ 10,963,676  $ 282,027  $ 49,416,866    $ 541,072    $  9,913,006  $  8,660,774
                                      ===========  ============  =========  ============    =========    ============  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                             7,396        15,427     14,241        59,371       17,677          17,067        21,770
     Units redeemed                       (20,852)      (53,780)      (637)     (153,038)      (2,508)       (248,459)      (57,903)
     Units transferred                      8,819       (30,072)    25,714        (1,359)      77,985         (24,882)      (27,854)
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------

Increase (decrease) in units
  outstanding                              (4,637)      (68,425)    39,318       (95,026)      93,154        (256,274)      (63,987)
Beginning units                           303,023       695,920          0     1,935,691            0       1,049,023       913,536
                                      -----------  ------------  ---------  ------------    ---------    ------------  ------------

Ending units                              298,386       627,495     39,318     1,840,665       93,154         792,749       849,549
                                      ===========  ============  =========  ============    =========    ============  ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                     International    MFS           MFS          MFS
                                       Growth &     Growth &      Mid-Cap       Total         Putnam         Real       SunAmerica
                                        Income       Income       Growth        Return        Growth        Estate       Balanced
                                       Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                     ------------- ------------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $   250,183  $    373,617  $ 1,150,357  $    524,223  $    331,178  $    32,852  $    668,597
     Net realized gains (losses) from
       securities transactions           (232,218)     (480,955)    (435,764)       51,398    (1,329,708)      33,754      (224,998)
     Change in net unrealized
       appreciation (depreciation)
       of investments                  (2,408,448)   (2,149,141)  (2,900,392)     (658,646)   (5,557,478)      32,743    (3,619,204)
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------

         Increase (decrease) in net
           assets from operations      (2,390,483)   (2,256,479)  (2,185,799)      (83,025)   (6,556,008)      99,349    (3,175,605)
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------

From capital transactions:
     Net proceeds from units sold         665,523       830,971      827,628     1,137,011       780,619      117,165       483,864
     Cost of units redeemed              (485,789)     (755,607)    (254,708)     (911,002)   (1,065,938)    (137,368)   (1,302,401)
     Net transfers                        226,378     1,142,399    1,682,652     4,724,386    (1,768,020)     305,547        81,309
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------

         Increase (decrease) in net
           assets from capital
           transactions                   406,112     1,217,763    2,255,572     4,950,395    (2,053,339)     285,344      (737,228)
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------

Increase (decrease) in net assets      (1,984,371)   (1,038,716)      69,773     4,867,370    (8,609,347)     384,693    (3,912,833)
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------

Net assets at beginning of period       9,789,272    11,658,911    7,825,813    10,897,865    25,486,018    2,466,900    21,703,160
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------
Net assets at end of period           $ 7,804,901  $ 10,620,195  $ 7,895,586  $ 15,765,235  $ 16,876,671  $ 2,851,593  $ 17,790,327
                                      ===========  ============  ===========  ============  ============  ===========  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                            53,290        41,114       54,470        53,828        35,631       10,649        30,952
     Units redeemed                       (42,569)      (38,340)     (16,188)      (43,309)      (50,442)     (12,510)      (83,400)
     Units transferred                     17,267        48,256      105,586       223,816       (98,747)      26,108           810
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------

Increase (decrease) in units
    outstanding                            27,988        51,030      143,868       234,335      (113,558)      24,247       (51,638)
Beginning units                           698,555       502,203      444,486       508,441       997,394      227,262     1,236,604
                                      -----------  ------------  -----------  ------------  ------------  -----------  ------------

Ending units                              726,543       553,233      588,354       742,776       883,836      251,509     1,184,966
                                      ===========  ============  ===========  ============  ============  ===========  ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)


                                                                             Telecom        Worldwide
                                                              Technology     Utility       High Income
                                                              Portfolio     Portfolio        Portfolio          TOTAL
                                                              ----------    -----------    ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $  (2,162)    $    71,157     $   541,003     $  42,199,269
     Net realized gains (losses) from
         securities transactions                                (20,661)       (186,455)       (668,863)      (16,587,879)
     Change in net unrealized appreciation
         (depreciation) of investments                           (7,639)       (642,768)       (143,328)     (101,892,746)
                                                              ---------     -----------     -----------     -------------

         Increase (decrease) in net assets from operations      (30,462)       (758,066)       (271,188)      (76,281,356)
                                                              ---------     -----------     -----------     -------------

From capital transactions:
     Net proceeds from units sold                                95,167         246,210          49,128        21,850,444
     Cost of units redeemed                                     (18,535)       (503,454)       (548,880)      (38,611,277)
     Net transfers                                              290,973         228,542        (179,238)       33,979,535
                                                              ---------     -----------     -----------     -------------

         Increase (decrease) in net assets
             from capital transactions                          367,605         (28,702)       (678,990)       17,218,702
                                                              ---------     -----------     -----------     -------------

Increase (decrease) in net assets                               337,143        (786,768)       (950,178)      (59,062,654)
                                                              ---------     -----------     -----------     -------------

Net assets at beginning of period                                     0       5,224,524       6,271,482       528,685,397
                                                              ---------     -----------     -----------     -------------
Net assets at end of period                                   $ 337,143     $ 4,437,756     $ 5,321,304     $ 469,622,743
                                                              =========     ===========     ===========     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  22,580          19,173           3,314
     Units redeemed                                              (4,976)        (39,368)        (37,999)
     Units transferred                                           80,045          20,028         (11,145)
                                                              ---------     -----------     -----------

Increase (decrease) in units outstanding                         97,649            (167)        (45,830)
Beginning units                                                       0         386,004         417,946
                                                              ---------     -----------     -----------

Ending units                                                     97,649         385,837         372,116
                                                              =========     ===========     ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                                     Government
                                         Capital        and                     Natural   Aggressive     Alliance        Asset
                                      Appreciation  Quality Bond   Growth      Resources    Growth        Growth       Allocation
                                        Portfolio    Portfolio    Portfolio    Portfolio   Portfolio     Portfolio     Portfolio
                                      ------------  ------------ -----------  ----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $  4,702,071  $   464,192  $ 1,947,276  $  (15,301) $  1,950,876  $ 11,968,276  $    633,494
     Net realized gains (losses) from
       securities transactions           1,282,046      (85,557)     292,656      63,102     1,138,080     1,357,790        43,920
     Change in net unrealized
       appreciation (depreciation)
       of investments                  (10,788,262)     754,227   (2,930,238)    285,342    (8,714,368)  (35,403,754)   (1,013,641)
                                      ------------  -----------  -----------  ----------  ------------  ------------  ------------

         Increase (decrease) in net
           assets from operations       (4,804,145)   1,132,862     (690,306)    333,143    (5,625,412)  (22,077,688)     (336,227)
                                      ------------  -----------  -----------  ----------  ------------  ------------  ------------

From capital transactions:
     Net proceeds from units sold        4,380,238    1,408,074    2,194,763     114,626     2,915,897     8,656,380       835,379
     Cost of units redeemed             (2,828,854)    (674,908)  (1,066,708)    (90,020)   (1,229,603)   (5,306,541)   (1,391,751)
     Net transfers                       6,000,910      507,149    3,891,196     149,454     6,823,619     7,723,277    (1,555,672)
                                      ------------  -----------  -----------  ----------  ------------  ------------  ------------

         Increase (decrease) in net
           assets from capital
           transactions                  7,552,294    1,240,315    5,019,251     174,060     8,509,913    11,073,116    (2,112,044)
                                      ------------  -----------  -----------  ----------  ------------  ------------  ------------

Increase (decrease) in net assets        2,748,149    2,373,177    4,328,945     507,203     2,884,501   (11,004,572)   (2,448,271)
Net assets at beginning of period       43,525,781   11,220,079   17,759,531   1,874,071    21,086,292    97,332,209    20,805,498
                                      ------------  -----------  -----------  ----------  ------------  ------------  ------------
Net assets at end of period           $ 46,273,930  $13,593,256  $22,088,476  $2,381,274  $ 23,970,793  $ 86,327,637  $ 18,357,227
                                      ============  ===========  ===========  ==========  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                             97,832      104,525       65,214       9,129       117,493       184,553        42,226
     Units redeemed                        (64,357)     (48,936)     (31,739)     (7,206)      (50,303)     (113,271)      (70,080)
     Units transferred                     134,701       33,218      116,878      10,090       246,848       165,948       (78,413)
                                      ------------  -----------  -----------  ----------  ------------  ------------  ------------

Increase (decrease) in units
  outstanding                              168,176       88,807      150,353      12,013       314,038       237,230      (106,267)
Beginning units                          1,008,089      844,907      544,578     149,945       867,740     2,004,501     1,050,186
                                      ------------  -----------  -----------  ----------  ------------  ------------  ------------

Ending units                             1,176,265      933,714      694,931     161,958     1,181,778     2,241,731       943,919
                                      ============  ===========  ===========  ==========  ============  ============  ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                                                   Davis
                                         Cash       Corporate     Venture      "Dogs" of   Emerging     Federated    Global
                                       Management     Bond         Value      Wall Street   Markets       Value       Bond
                                       Portfolio    Portfolio     Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                      ------------  -----------  ------------ ----------- -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $    376,483  $   338,316  $    (72,788) $  14,435  $    51,766  $   322,569  $   199,290
     Net realized gains (losses) from
         securities transactions           270,109      (18,535)    1,726,887     (1,558)     133,437      123,759      (20,762)
     Change in net unrealized
         appreciation (depreciation)
         of investments                   (119,207)    (104,106)    3,603,501     32,727   (2,294,127)    (367,285)     147,572
                                      ------------  -----------  ------------  ---------  -----------  -----------  -----------

         Increase (decrease) in net
           assets from operations          527,385      215,675     5,257,600     45,604   (2,108,924)      79,043      326,100
                                      ------------  -----------  ------------  ---------  -----------  -----------  -----------

From capital transactions:
     Net proceeds from units sold        4,748,060      281,558     3,975,177    324,593      829,465      618,635      204,858
     Cost of units redeemed             (2,411,127)    (357,436)   (4,476,367)    (2,968)     (76,891)    (592,589)    (291,097)
     Net transfers                      (4,572,137)   1,135,437     2,360,232     95,654    1,809,421       92,186     (452,713)
                                      ------------  -----------  ------------  ---------  -----------  -----------  -----------

         Increase (decrease) in net
           assets from capital
           transactions                 (2,235,204)   1,059,559     1,859,042    417,279    2,561,995      118,232     (538,952)
                                      ------------  -----------  ------------  ---------  -----------  -----------  -----------

Increase (decrease) in net assets       (1,707,819)   1,275,234     7,116,642    462,883      453,071      197,275     (212,852)
Net assets at beginning of period       12,566,016    5,674,826    66,104,260    210,960    3,730,983    9,501,613    4,805,810
                                      ------------  -----------  ------------  ---------  -----------  -----------  -----------
Net assets at end of period           $ 10,858,197  $ 6,950,060  $ 73,220,902  $ 673,843  $ 4,184,054  $ 9,698,888  $ 4,592,958
                                      ============  ===========  ============  =========  ===========  ===========  ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                            378,372       21,832       136,963     39,344       88,192       37,484       14,365
     Units redeemed                       (192,408)     (27,548)     (152,014)      (351)      (8,437)     (35,842)     (20,258)
     Units transferred                    (363,252)      87,779        80,568     11,412      193,455        5,227      (32,239)
                                      ------------  -----------  ------------  ---------  -----------  -----------  -----------

Increase (decrease) in units
  outstanding                             (177,288)      82,063        65,517     50,405      273,210        6,869      (38,132)
Beginning units                          1,022,344      451,341     2,370,974     23,471      346,205      562,638      341,155
                                      ------------  -----------  ------------  ---------  -----------  -----------  -----------

Ending units                               845,056      533,404     2,436,491     73,876      619,415      569,507      303,023
                                      ============  ===========  ============  =========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                                                              International International    MFS           MFS
                                          Global      Growth-     High-Yield   Diversified    Growth &      Growth &     Mid-Cap
                                         Equities     Income        Bond         Equities      Income        Income      Growth
                                        Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                      ------------ ------------  ------------ ------------- ------------- ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $ 1,093,407  $  2,593,063  $  1,294,411  $  1,982,095  $    45,777  $   (108,053) $    41,650
     Net realized gains (losses) from
         securities transactions          227,177     1,043,584      (588,609)      338,834       35,990       (27,327)     183,168
     Change in net unrealized
         appreciation (depreciation)
         of investments                (4,772,582)  (10,406,746)   (2,216,595)   (5,367,905)     (52,722)      (76,152)    (606,113)
                                      -----------  ------------  ------------  ------------  -----------  ------------  -----------

         Increase (decrease) in net
           assets from operations      (3,451,998)   (6,770,099)   (1,510,793)   (3,046,976)      29,045      (211,532)    (381,295)
                                      -----------  ------------  ------------  ------------  -----------  ------------  -----------

From capital transactions:
     Net proceeds from units sold       1,850,189     4,047,807       523,297       938,908    1,036,142     1,526,504    2,169,374
     Cost of units redeemed              (758,439)   (3,367,343)   (1,155,964)   (1,075,264)    (391,471)     (546,578)    (146,636)
     Net transfers                      4,562,903     6,556,580    (1,371,566)      304,508    1,906,349       352,134    4,737,026
                                      -----------  ------------  ------------  ------------  -----------  ------------  -----------

         Increase (decrease) in net
             assets from capital
             transactions               5,654,653     7,237,044    (2,004,233)      168,152    2,551,020     1,332,060    6,759,764
                                      -----------  ------------  ------------  ------------  -----------  ------------  -----------

Increase (decrease) in net assets       2,202,655       466,945    (3,515,026)   (2,878,824)   2,580,065     1,120,528    6,378,469
Net assets at beginning of period      12,867,520    62,282,825    17,443,289    15,320,573    7,209,207    10,538,383    1,447,344
                                      -----------  ------------  ------------  ------------  -----------  ------------  -----------
Net assets at end of period           $15,070,175  $ 62,749,770  $ 13,928,263  $ 12,441,749  $ 9,789,272  $ 11,658,911  $ 7,825,813
                                      ===========  ============  ============  ============  ===========  ============  ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                            71,532       114,601        35,555        62,914       75,077        65,305      116,211
     Units redeemed                       (30,873)      (95,205)      (79,834)      (73,314)     (28,051)      (23,387)      (7,674)
     Units transferred                    171,044       181,773       (79,516)       18,584      138,858        14,890      247,188
                                      -----------  ------------  ------------  ------------  -----------  ------------  -----------

Increase (decrease) in units
  outstanding                             211,703       201,169      (123,795)        8,184      185,884        56,808      355,725
Beginning units                           484,217     1,734,522     1,172,818       905,352      512,671       445,395       88,761
                                      -----------  ------------  ------------  ------------  -----------  ------------  -----------

Ending units                              695,920     1,935,691     1,049,023       913,536      698,555       502,203      444,486
                                      ===========  ============  ============  ============  ===========  ============  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                           MFS
                                          Total       Putnam         Real     SunAmerica      Telecom     Worldwide
                                         Return       Growth        Estate     Balanced       Utility    High Income
                                       Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio       TOTAL
                                      -----------  ------------  -----------  ------------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $   148,703  $  1,970,042  $    43,990  $     35,527  $   152,411  $   546,215  $  32,720,193
     Net realized gains (losses) from
         securities transactions           47,577       312,219      (23,589)      204,742         (655)    (107,954)     7,950,531
     Change in net unrealized
         appreciation (depreciation)
         of investments                 1,171,242    (8,109,057)     303,130    (2,800,190)    (731,079)    (666,189)   (91,242,577)
                                      -----------  ------------  -----------  ------------  -----------  -----------  -------------

         Increase (decrease) in net
           assets from operations       1,367,522    (5,826,796)     323,531    (2,559,921)    (579,323)    (227,928)   (50,571,853)
                                      -----------  ------------  -----------  ------------  -----------  -----------  -------------

From capital transactions:
     Net proceeds from units sold         784,475     2,532,457       91,275     2,027,978      326,333      144,390     49,486,832
     Cost of units redeemed              (554,386)   (1,324,171)     (86,656)     (966,406)    (197,942)    (350,655)   (31,718,771)
     Net transfers                        183,874     2,530,294      835,913     2,197,076      718,476     (712,204)    46,809,376
                                      -----------  ------------  -----------  ------------  -----------  -----------  -------------

         Increase (decrease) in net
           assets from capital
           transactions                   413,963     3,738,580      840,532     3,258,648      846,867     (918,469)    64,577,437
                                      -----------  ------------  -----------  ------------  -----------  -----------  -------------

Increase (decrease) in net assets       1,781,485    (2,088,216)   1,164,063       698,727      267,544   (1,146,397)    14,005,584
Net assets at beginning of period       9,116,380    27,574,234    1,302,837    21,004,433    4,956,980    7,417,879    514,679,813
                                      -----------  ------------  -----------  ------------  -----------  -----------  -------------
Net assets at end of period           $10,897,865  $ 25,486,018  $ 2,466,900  $ 21,703,160  $ 5,224,524  $ 6,271,482  $ 528,685,397
                                      ===========  ============  ===========  ============  ===========  ===========  =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                            41,190        85,785        9,539       104,770       22,648        9,056
     Units redeemed                       (28,513)      (43,822)      (8,897)      (49,902)     (13,474)     (22,433)
     Units transferred                      5,713        84,589       80,383       114,387       48,590      (41,238)
                                      -----------  ------------  -----------  ------------  -----------  -----------

Increase (decrease) in units
  outstanding                              18,390       126,552       81,025       169,255       57,764      (54,615)
Beginning units                           490,051       870,842      146,237     1,067,349      328,240      472,561
                                      -----------  ------------  -----------  ------------  -----------  -----------

Ending units                              508,441       997,394      227,262     1,236,604      386,004      417,946
                                      ===========  ============  ===========  ============  ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         FS Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account contracts are sold through broker-dealers affiliated with the Company, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of thirty-one variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-seven currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-one Variable Accounts and do not include balances allocated to the General Account.

         The inception dates of the thirty-one individual funds in the FS Variable Separate Account are the following: February 7, 2001 for the Growth Opportunities Portfolio; January 19, 2001 for the Technology Portfolio; January 9, 2001 for the Goldman Sachs Research Portfolio; January 4, 2001 for the Blue Chip Growth Portfolio; October 19, 1999 for the "Dogs" of Wall Street and MFS Mid-Cap Growth Portfolios; June 12, 1997 for the Emerging Markets Portfolio; June 9, 1997 for the International Growth and Income Portfolio; June 2, 1997 for the Real Estate Portfolio; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Telecom Utility Portfolios; May 30, 1995 for the Natural Resources Portfolio; May 22, 1995 for the Global Equities Portfolio; May 8, 1995 for MFS Total Return and High Yield Portfolios; May 3, 1995 for the Government and Quality Bond Portfolio; May 2, 1995 for the Worldwide High Income and Global Bond Portfolios; April 27, 1995 for the Cash Management Portfolio; April 24, 1995 for the Asset Allocation Portfolio; April 12, 1995 for the International Diversified Equities,

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         Growth-Income, and Corporate Bond Portfolios; and April 6, 1995 for the Capital Appreciation, Growth, Davis Venture Value, Putnam Growth, MFS Growth and Income, and Alliance Growth Portfolios.

         The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

         The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach. It may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

         The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

         The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

         The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio, using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% of the portfolio is related to natural resources, such as energy, metals, mining and forest products.

         Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

         The investment objectives and policies of the twenty-seven portfolios of the SunAmerica Trust are summarized below:

         The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

         The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

         The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

         The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

         The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

         The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

         The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

         The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

         The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

         The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

         The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests, under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

         The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

         The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

         The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

         The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

         The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

         The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

         The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

         The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

         The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

         The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

         The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

         The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

         The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

         Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

         Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

         The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

2.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       CHARGES AND DEDUCTIONS (continued)

         Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to purchase payments on a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

         Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:

         Years Since Purchase         Applicable Withdrawal
              Payment                   Charge Percentage
         --------------------         ---------------------
         First                                7%
         Second                               6%
         Third                                5%
         Fourth                               4%
         Fifth                                3%
         Sixth                                2%
         Seventh                              1%
         Eighth and beyond                    0%

         CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary of the issue date of the contract during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

         TRANSFER FEE: A transfer fee of $25 is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       CHARGES AND DEDUCTIONS (continued)

         MORTALITY AND EXPENSE RISK CHARGES: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.       INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

         The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2001 consist of the following:

                                                      Cost of Shares         Proceeds from
         Variable Accounts                              Acquired              Shares Sold
         -----------------                            --------------         -------------
         ANCHOR TRUST:
         Capital Appreciation Portfolio                 $14,142,378           $ 7,718,982
         Government and Quality Bond Portfolio           19,827,096            11,380,009

         Growth Portfolio                                 5,823,779             3,688,385
         Natural Resources Portfolio                      1,461,653             1,136,925

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.       INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

                                                  Cost of Shares       Proceeds from
Variable Accounts                                    Acquired           Shares Sold
-----------------                                 --------------       -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio                         $ 4,491,791         $ 4,900,417

Alliance Growth Portfolio                            11,549,618          10,513,478
Asset Allocation Portfolio                            2,762,751           2,642,464

Blue Chip Growth Portfolio                              686,911             176,053
Cash Management Portfolio                            34,732,433          23,947,828
Corporate Bond Portfolio                              3,953,681           1,582,593

Davis Venture Value Portfolio                        18,890,828           5,949,173

"Dogs" of Wall Street Portfolio                         711,031             156,547
Emerging Markets Portfolio                              676,033             779,321
Federated Value Portfolio                             8,452,962           2,970,804

Global Bond Portfolio                                 1,037,760             774,535
Global Equities Portfolio                             3,868,643           3,617,043
Goldman Sachs Research Portfolio                        341,722              24,628
Growth-Income Portfolio                               8,368,526           8,467,798
Growth Opportunities Portfolio                          596,932              22,893
High-Yield Bond Portfolio                            17,727,105          19,975,205
International Diversified Equities Portfolio          2,735,481           2,921,599
International Growth & Income Portfolio               1,882,645           1,226,350
MFS Growth & Income Portfolio                         3,312,184           1,720,804
MFS Mid-Cap Growth Portfolio                          4,748,864           1,342,935
MFS Total Return Portfolio                            6,376,022             901,404
Putnam Growth Portfolio                               1,933,602           3,655,763
Real Estate Portfolio                                 1,597,042           1,278,846
SunAmerica Balanced Portfolio                         2,632,376           2,701,007
Technology Portfolio                                    469,673             104,230
Telecom Utility Portfolio                             1,102,691           1,060,236
Worldwide High Income Portfolio                       5,287,043           5,425,030

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5. UNIT VALUES

        A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the year ended December 31, 2001, follows:

                                                                                                    Ratio of
                                                                                   Ratio of        investment
                                                    Net Assets                    expenses to       income to
                                        ------------------------------------      average net         average             Total
              Units                      Unit Value($)        Total Value($)        assets(1)       net assets(3)       Return(4)
-------------------------------------   --------------       ---------------      -----------      --------------     -------------
Capital Appreciation Portfolio
            1,090,165                        33.86              36,917,796            1.52%            0.24%              -13.91%

Government and Quality Bond Portfolio
            1,450,903                        15.33              22,242,486            1.52%            4.43%                5.31%

Growth Portfolio
              667,604                        27.21              18,164,904            1.52%            0.15%              -14.40%

Natural Resources Portfolio
              168,114                        14.33               2,408,347            1.52%            0.42%               -2.58%

Aggressive Growth Portfolio
              947,783                        13.65              12,935,566            1.52%            0.36%              -32.71%

Alliance Growth Portfolio
            2,083,516                        32.62              67,966,258            1.52%            0.00%              -15.29%

Asset Allocation Portfolio
              908,702                        18.61              16,914,334            1.52%            3.30%               -4.29%

Blue Chip Growth Portfolio
               71,516                         6.69                 479,015            1.52%            0.08%              -21.91%

Cash Management Portfolio
            1,624,211                        13.06              21,217,007            1.52%            5.46%               -0.16%(2)

Corporate Bond Portfolio
              678,806                        13.97               9,484,407            1.52%            5.88%                5.93%

Davis Venture Value Portfolio
            2,548,423                        26.25              66,881,597            1.52%            0.49%              -12.67%

"Dogs" of Wall Street Portfolio
              132,220                         9.69               1,281,335            1.52%            2.56%                6.24%

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5. UNIT VALUES (Continued)

                                                                                                    Ratio of
                                                                                   Ratio of        investment
                                                    Net Assets                    expenses to       income to
                                        ------------------------------------      average net         average              Total
              Units                      Unit Value($)        Total Value($)        assets(1)       net assets(3)        Return(4)
-------------------------------------   --------------       ---------------      -----------      --------------      -------------
Emerging Markets Portfolio
              604,720                      6.54               3,954,499            1.52%            0.29%                -3.19%

Federated Value Portfolio
              892,376                     16.38              14,619,213            1.52%            1.43%                -3.81%

Global Bond Portfolio
              298,386                     15.68               4,677,847            1.52%            8.66%                 3.43%

Global Equities Portfolio
              627,495                     17.47              10,963,676            1.52%            0.08%               -19.31%

Goldman Sachs Research Portfolio
               39,318                      7.17                 282,027            1.52%            0.00%               -26.32%

Growth-Income Portfolio
            1,840,665                     26.85              49,416,866            1.52%            0.73%               -17.18%

Growth Opportunities Portfolio
               93,154                      5.81                 541,072            1.52%            0.02%               -34.23%

High-Yield Bond Portfolio
              792,749                     12.51               9,913,006            1.52%           10.35%                -5.78%

International Diversified Equities
   Portfolio
              849,549                     10.20               8,660,774            1.52%            0.00%               -25.11%

International Growth & Income
   Portfolio
              726,543                     10.74               7,804,901            1.52%            0.30%               -23.39%

MFS Growth - Income Portfolio
              553,233                     19.20              10,620,195            1.52%            0.57%               -17.31%

MFS Mid-Cap Growth Portfolio
              588,354                     13.42               7,895,586            1.52%            0.00%               -23.78%

MFS Total Return Portfolio
              742,776                     21.22              15,765,235            1.52%            2.04%                -0.97%

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                                                    Ratio of
                                                                                   Ratio of        investment
                                                    Net Assets                    expenses to       income to
                                        ------------------------------------      average net         average              Total
              Units                      Unit Value($)        Total Value($)        assets(1)       net assets(3)        Return(4)
-------------------------------------   --------------       ---------------      -----------      --------------      -------------
Putnam Growth Portfolio
              883,836                     19.10              16,876,671            1.52%            0.00%               -25.27%

Real Estate Portfolio
              251,509                     11.34               2,851,593            1.52%            2.98%                 4.45%

SunAmerica Balanced Portfolio
            1,184,966                     15.02              17,790,327            1.52%            2.05%               -14.45%

Technology Portfolio
               97,649                      3.45                 337,143            1.52%            0.00%               -48.41%

Telecom Utility Portfolio
              385,837                     11.50               4,437,756            1.52%            3.03%               -15.02%

Worldwide High Income Portfolio
              372,116                     14.30               5,321,304            1.52%           11.10%                -4.70%


(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended December 31, 2001.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.